REGISTRATION NO: 33-83354
                                                                        811-8732

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 13

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 21

                                 --------------

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

           333 West 34th Street, 10th Floor, New York, New York 10001
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (212) 615-7201

                                Ernest J. Wright
                      First Citicorp Life Insurance Company
                                  One Cityplace
                             Hartford, CT 06103-3415
               (Name and Address of Agent for Service of Process)

                                   ----------

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[X]    on May 3, 2004 pursuant to paragraph (b) of Rule 485

[ ]    60 days after filing pursuant to paragraph (a) of Rule 485

[ ]    on _____________ pursuant to paragraph (a)(i) pf Rule 485

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                          SUPPLEMENT DATED MAY 3, 2004
                         TO PROSPECTUS DATED MAY 3, 2004

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      FIRST CITICORP LIFE INSURANCE COMPANY

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

For all Contracts applied for prior to February 1, 1999, the prospectus dated May 3, 2004 is amended to reflect mortality and expense risk charges equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The first paragraph in the section captioned "5. Charges and Deductions" is revised as follows:

The Contract has insurance features and investment features and there are costs related to each. Each year, during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 0.99% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

The Table of "Separate Account Annual Expenses" in the section captioned "FEE TABLES" is revised as follows:

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

        Mortality and Expense Risk Charge................      0.84%
        Administrative Expense Charge....................      0.15%
                                                             ---------
             Total Separate Account Expenses.............      0.99%


The paragraph titled "Mortality and Expense Risk Charge" in the section captioned "SECTION 5. CHARGES AND DEDUCTIONS" is replaced with the following:

This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The table in the section captioned "Examples" is replaced with the following:

                                       IF CONTRACT IS SURRENDERED AT THE END OF            IF CONTRACT IS NOT SURRENDERED OR
                                                     PERIOD SHOWN                        ANNUITIZED AT THE END OF PERIOD SHOWN
                                     ----------------------------------------------   ---------------------------------------------
FUNDING OPTION                        1 YEAR     3 YEARS     5 YEARS    10 YEARS       1 YEAR     3 YEARS    5 YEARS     10 YEARS
------------------                   ---------- ----------  ---------- ------------   ---------  ----------  ---------  -----------
Underlying Fund with Maximum
Total Annual Operating Expenses         917       1171        1451        2475          217         671        1151        2475

Underlying Fund with Minimum
Total Annual Operating Expenses         836        922        1030        1605          136         422        730         1605

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 0.99%

                                                                                                                 NUMBER OF UNITS
                                                                           UNIT VALUE AT      UNIT VALUE AT      OUTSTANDING AT
                            PORTFOLIO NAME                       YEAR    BEGINNING OF YEAR     END OF YEAR         END OF YEAR
------------------------------------------------------------    ------   -----------------   ---------------   -------------------
AIM Variable Insurance Funds

   AIM V.I. Capital Appreciation Fund - Series I (3/95)          2003           1.416               1.815             5,908,175
                                                                 2002           1.890               1.416             7,754,716
                                                                 2001           2.488               1.890            10,075,514
                                                                 2000           2.821               2.488            12,520,041
                                                                 1999           1.970               2.821            11,899,636
                                                                 1998           1.669               1.970            12,795,979
                                                                 1997           1.491               1.669             9,405,192
                                                                 1996           1.286               1.491             3,464,766
                                                                 1995           1.000               1.286             1,345,513

   AIM V.I. Core Equity Fund - Series I (2/97)                   2003           1.074               1.323             7,377,114
                                                                 2002           1.284               1.074             9,486,557
                                                                 2001           1.681               1.284            12,600,655
                                                                 2000           1.987               1.681            14,605,290
                                                                 1999           1.495               1.987            14,517,373
                                                                 1998           1.183               1.495            12,751,073
                                                                 1997           1.000               1.183             5,216,176

   AIM V.I. Government Securities Fund - Series I (2/97)         2003           1.376               1.377             5,148,393
                                                                 2002           1.268               1.376             9,030,752
                                                                 2001           1.203               1.268             8,526,514
                                                                 2000           1.104               1.203             7,183,036
                                                                 1999           1.129               1.104             7,835,868
                                                                 1998           1.060               1.129             8,085,335
                                                                 1997           1.000               1.060             2,587,138

   AIM V.I. Growth Fund - Series I (2/97)                        2003           0.757               0.984             2,729,119
                                                                 2002           1.108               0.757             3,603,917
                                                                 2001           1.692               1.108             4,982,272
                                                                 2000           2.150               1.692             6,728,691
                                                                 1999           1.605               2.150             5,608,680

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                  NUMBER OF UNITS
                                                                        UNIT VALUE AT       UNIT VALUE AT          OUTSTANDING AT
                            PORTFOLIO NAME                    YEAR    BEGINNING OF YEAR      END OF YEAR             END OF YEAR
---------------------------------------------------------    ------   -----------------    ---------------       -------------------
   AIM V.I. Growth Fund - Series I  (continued)               1998           1.210               1.605                  4,344,807
                                                              1997           1.000               1.210                  1,609,176

   AIM V.I. International Growth Fund - Series I (2/97)       2003           0.846               1.081                  6,203,316
                                                              2002           1.013               0.846                  7,910,317
                                                              2001           1.339               1.013                 10,826,266
                                                              2000           1.837               1.339                 13,377,489
                                                              1999           1.197               1.837                 12,561,784
                                                              1998           1.047               1.197                 11,552,635
                                                              1997           1.000               1.047                  8,040,030

   AIM V.I. Premier Equity Fund - Series I (2/97)             2003           1.011               1.253                 10,880,605
                                                              2002           1.465               1.011                 14,640,755
                                                              2001           1.692               1.465                 19,569,314
                                                              2000           2.002               1.692                 23,439,128
                                                              1999           1.557               2.002                 22,849,391
                                                              1998           1.188               1.557                 17,350,727
                                                              1997           1.000               1.188                  6,012,919

Greenwich Street Series Fund

   Appreciation Portfolio (4/01)                              2003           0.814               1.004                  7,362,523
                                                              2002           0.997               0.814                  8,744,914
                                                              2001           1.000               0.997                 11,031,329

MFS Variable Insurance Trust

   MFS(R)Bond Series (2/97)                                   2003           1.394               1.509                  3,681,346
                                                              2002           1.292               1.394                  4,841,016
                                                              2001           1.201               1.292                  5,712,058
                                                              2000           1.110               1.201                  4,528,804
                                                              1999           1.139               1.110                  4,981,425
                                                              1998           1.078               1.139                  4,592,230
                                                              1997           1.000               1.078                  1,523,046

   MFS(R)Emerging Growth Series (2/97)                        2003           0.931               1.201                 11,046,532
                                                              2002           1.420               0.931                 13,691,784
                                                              2001           2.156               1.420                 18,468,413
                                                              2000           2.708               2.156                 22,131,924
                                                              1999           1.548               2.708                 20,174,491
                                                              1998           1.166               1.548                 18,235,621
                                                              1997           1.000               1.166                  7,769,779

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                  NUMBER OF UNITS
                                                                        UNIT VALUE AT       UNIT VALUE AT          OUTSTANDING AT
                            PORTFOLIO NAME                    YEAR    BEGINNING OF YEAR      END OF YEAR             END OF YEAR
---------------------------------------------------------    ------   -----------------    ---------------       -------------------
   MFS(R)Money Market Series (4/95)                           2003           1.271               1.267                  2,700,139
                                                              2002           1.268               1.271                  9,274,949
                                                              2001           1.234               1.268                 11,776,845
                                                              2000           1.177               1.234                  6,609,181
                                                              1999           1.136               1.177                  6,895,732
                                                              1998           1.094               1.136                  7,130,698
                                                              1997           1.058               1.094                  4,552,839
                                                              1996           1.025               1.058                    491,668
                                                              1995           1.000               1.025                    115,908

   MFS(R)Research Series (2/97)                               2003           0.948               1.170                  8,578,086
                                                              2002           1.269               0.948                 11,027,481
                                                              2001           1.627               1.269                 15,352,030
                                                              2000           1.727               1.627                 18,236,348
                                                              1999           1.406               1.727                 19,122,690
                                                              1998           1.152               1.406                 18,835,706
                                                              1997           1.000               1.152                 11,348,445

   MFS(R)Strategic Income Series (3/95)                       2003           1.306               1.427                    805,491
                                                              2002           1.217               1.306                  1,023,408
                                                              2001           1.173               1.217                  1,494,819
                                                              2000           1.129               1.173                  1,533,575
                                                              1999           1.170               1.129                  1,740,649
                                                              1998           1.096               1.170                  1,906,433
                                                              1997           1.124               1.096                  1,814,433
                                                              1996           1.096               1.124                    467,158
                                                              1995           1.000               1.096                    241,914

   MFS(R)Total Return Series (2/97)                           2003           1.414               1.628                  9,249,278
                                                              2002           1.506               1.414                 12,771,011
                                                              2001           1.517               1.506                 15,308,655
                                                              2000           1.320               1.517                 16,050,991
                                                              1999           1.294               1.320                 18,218,624
                                                              1998           1.164               1.294                 16,554,134
                                                              1997           1.000               1.164                  6,044,594

Travelers Series Fund Inc.

   Smith Barney Aggressive Growth Portfolio (4/01)            2003           0.698               0.929                  5,613,521
                                                              2002           1.046               0.698                  6,827,622
                                                              2001           1.000               1.046                  7,786,997

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                  NUMBER OF UNITS
                                                                        UNIT VALUE AT       UNIT VALUE AT          OUTSTANDING AT
                            PORTFOLIO NAME                    YEAR    BEGINNING OF YEAR      END OF YEAR             END OF YEAR
---------------------------------------------------------    ------   -----------------    ---------------       -------------------
Variable Annuity Portfolios

   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/97)                                           2003           0.946               1.330                  1,366,195
                                                              2002           1.285               0.946                  1,402,520
                                                              2001           1.550               1.285                  1,648,456
                                                              2000           1.436               1.550                  1,891,478
                                                              1999           1.054               1.436                  1,834,607
                                                              1998           1.107               1.054                  1,427,896
                                                              1997           1.000               1.107                    811,489

Variable Insurance Products Fund

   Equity - Income Portfolio - Initial Class (2/97)           2003           1.175               1.516                 12,544,522
                                                              2002           1.428               1.175                 16,746,688
                                                              2001           1.518               1.428                 21,239,840
                                                              2000           1.414               1.518                 24,879,485
                                                              1999           1.343               1.414                 29,019,678
                                                              1998           1.216               1.343                 28,422,802
                                                              1997           1.000               1.216                 11,769,502

   Growth Portfolio - Initial Class (3/95)                    2003           1.682               2.212                  5,948,491
                                                              2002           2.430               1.682                  7,412,954
                                                              2001           2.981               2.430                 10,042,682
                                                              2000           3.382               2.981                 13,078,701
                                                              1999           2.485               3.382                 12,745,698
                                                              1998           1.801               2.485                  9,921,446
                                                              1997           1.479               1.801                  6,485,961
                                                              1996           1.308               1.479                  2,902,936
                                                              1995           1.000               1.308                  1,237,930

   High Income Portfolio - Initial Class (2/97)               2003           0.792               0.998                  5,214,298
                                                              2002           0.774               0.792                  6,865,780
                                                              2001           0.885               0.774                  9,054,785
                                                              2000           1.153               0.885                 10,408,152
                                                              1999           1.077               1.153                 12,487,774
                                                              1998           1.138               1.077                 12,550,649
                                                              1997           1.000               1.138                  4,679,044

   Overseas Portfolio - Initial Class (2/97)                  2003           0.844               1.199                  3,292,343
                                                              2002           1.070               0.844                  4,888,711
                                                              2001           1.370               1.070                  6,546,985

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                  NUMBER OF UNITS
                                                                        UNIT VALUE AT       UNIT VALUE AT          OUTSTANDING AT
                            PORTFOLIO NAME                    YEAR    BEGINNING OF YEAR      END OF YEAR             END OF YEAR
---------------------------------------------------------    ------   -----------------    ---------------       -------------------
   Overseas Portfolio - Initial Class  (continued)            2000           1.711               1.370                  7,829,220
                                                              1999           1.212               1.711                  8,189,584
                                                              1998           1.086               1.212                  7,440,541
                                                              1997           1.000               1.086                  4,444,906

Variable Insurance Products Fund II

   Contrafund(R)Portfolio - Initial Class (2/97)              2003           1.379               1.754                 10,287,799
                                                              2002           1.536               1.379                 13,382,786
                                                              2001           1.768               1.536                 16,814,507
                                                              2000           1.913               1.768                 19,334,280
                                                              1999           1.555               1.913                 19,684,080
                                                              1998           1.209               1.555                 16,365,923
                                                              1997           1.000               1.209                  7,182,541

   Index 500 Portfolio - Initial Class (2/97)                 2003           1.126               1.432                 20,362,837
                                                              2002           1.463               1.126                 26,515,935
                                                              2001           1.681               1.463                 35,948,209
                                                              2000           1.872               1.681                 42,098,562
                                                              1999           1.569               1.872                 43,186,834
                                                              1998           1.235               1.569                 37,349,984
                                                              1997           1.000               1.235                 17,510,630


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                       FLEXIBLE PREMIUM DEFERRED VARIABLE
                                ANNUITY CONTRACT
                                    issued by

                      FIRST CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS

This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("We," "us," "our" or " FCLIC").

The Contract has 22 investment choices: a Fixed Account and 21 Subaccounts, which are divisions of the First Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These 21 Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the First Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or write us at our Customer Service Office at One Cityplace, Hartford, CT 06183-4065.

VARIABLE ANNUITY CONTRACTS ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

AIM VARIABLE INSURANCE FUNDS, INC.                      TRAVELERS SERIES FUND INC.
   AIM V.I. Capital Appreciation Fund -- Series I          Smith Barney Aggressive Growth Portfolio
   AIM V.I. Core Equity Fund -- Series I                VARIABLE ANNUITY PORTFOLIOS
   AIM V.I. Government Securities Fund -- Series I         Smith Barney Small Cap Growth Opportunities Portfolio
   AIM V.I. Growth Fund -- Series I                     VARIABLE INSURANCE PRODUCTS FUND
   AIM V.I. International Growth Fund -- Series I          Equity-Income Portfolio -- Initial Class
   AIM V.I. Premier Equity Fund -- Series I                Growth Portfolio -- Initial Class
GREENWICH STREET SERIES FUND                               High Income Portfolio -- Initial Class
   Appreciation Portfolio                                  Overseas Portfolio -- Initial Class
MFS VARIABLE INSURANCE TRUST                            VARIABLE INSURANCE PRODUCTS FUND II
   MFS(R) Bond Series                                      Contrafund(R) Portfolio -- Initial Class
   MFS(R) Emerging Growth Series                           Index 500 Portfolio -- Initial Class
   MFS(R) Money Market Series
   MFS(R) Research Series
   MFS(R) Strategic Income Series

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PROSPECTUS DATED MAY 3, 2004

                                                       TABLE OF CONTENTS

Index of Special Terms....................................    2      Qualified Annuity Contracts.....................   16
Summary...................................................    3        Taxation of Qualified Annuity Contracts.......   16
Fee Tables................................................    5        Mandatory Distributions for Qualified Plans...   16
Examples..................................................    8      Non-qualified Annuity Contracts.................   17
Section 1: The Annuity Contract...........................    8        Diversification Requirements for Variable
Section 2: Annuity Payments (The Income Phase)............    9          Annuities...................................   17
   Variable Annuity Income Payments.......................    9        Ownership of the Investments..................   17
   Fixed Annuity Income Payments..........................    9        Taxation of Death Benefit Proceeds............   18
   Annuity Income Options.................................    9      Other Tax Considerations........................   18
Section 3: Purchase.......................................   10        Treatment of Charges for Optional
   Purchase Payments......................................   10          Death Benefits..............................   18
   Allocation of Purchase Payments........................   10        Penalty Tax for Premature Distribution........   18
   Free Look Period.......................................   10        Puerto Rico Tax Considerations................   18
   Accumulation Units.....................................   11        Non-Resident Aliens...........................   18
Section 4: Investment Options.............................   11   Section 7: Access to Your Money....................   18
   Transfers During the Accumulation Phase................   13      Systematic Withdrawal Program...................   19
   Transfers During the Income Phase......................   13   Section 8: Death Benefits..........................   19
   Transfer Requests......................................   13      Upon Your Death.................................   19
   Dollar Cost Averaging Program..........................   13      Death of the Annuitant..........................   20
   Voting Rights..........................................   14   Section 9: Other Information.......................   20
   Substitution...........................................   14      First Citicorp Life Insurance Company...........   20
Section 5: Charges and Deductions.........................   14      The Separate Account............................   20
   Insurance Charges......................................   14      Distribution of Variable Annuity Contracts......   21
   Annual Contract Fee....................................   14      Ownership.......................................   21
   Surrender Charges......................................   15      Beneficiary.....................................   21
   Surrender Processing Fee...............................   15      Suspension of Payment or Transfers..............   22
   Premium Taxes..........................................   15      Modifications...................................   22
   Transfer Processing Fee................................   15      Restrictions on Financial Transactions..........   22
   Investment Portfolio Expenses..........................   15      Legal Proceedings...............................   22
Section 6: Taxes..........................................   15      Financial Statements............................   22
   General Taxation of Annuities..........................   16      Inquiries.......................................   22
   Types of Contracts: Qualified and Non-qualified........   16   Statement Of Additional Information
                                                                     Table Of Contents...............................   23
                                                                  Appendix: Condensed Financial Information..........  A-1


                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase....................................       8   Income Phase.....................................      9
Accumulation Unit.....................................      11   Investment Portfolios............................     11
Annuitant.............................................       3   Joint Owner......................................      8
Annuity Income Date...................................       9   Non-Qualified Contract...........................     17
Annuity Income Options................................       9   Owner............................................     21
Annuity Income Payments...............................       9   Purchase Payment.................................     10
Annuity Unit..........................................      11   Qualified Contract...............................     16
Beneficiary...........................................      21   Separate Account.................................     20
Business Day..........................................      10   Subaccount.......................................      3
Contract Value........................................       8   Tax Deferral.....................................      8
Contract Year.........................................      13
Fixed Account.........................................       3

                                     SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS THAT DISCUSS THE TOPICS IN GREATER DETAIL.

1. THE ANNUITY CONTRACT: The variable annuity offered by First Citicorp Life Insurance Company ("We," "Our" and "Us") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 21 different Subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new Purchase Payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us.

Money directed to any of the 21 Subaccounts is, in turn invested exclusively in a single Investment Portfolio. The Investment Portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in the Investment Portfolios will fluctuate daily based on the portfolio's investment performance. Investments in the Investment Portfolios are NOT guaranteed and may increase or decrease. You could lose all of your money.

You can put money into the Fixed Account and any or all of the Investment Portfolios by investing in the corresponding Subaccount. You can transfer your money between the Fixed Account and/or the Subaccounts, subject to certain limitations which are explained elsewhere in this prospectus. See "Transfers during the Accumulation Phase."

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several Annuity Income Options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the Subaccounts or both. If you choose to have any part of the payments come from the Subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding Investment Portfolios.

3. PURCHASE: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRAs and Roth IRAs), we require only $2,000. The Contract is also available for use in connection with beneficiary-directed transfers of death proceeds from another contract. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts). No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds.

4. INVESTMENT OPTIONS: You may put your money in any or all of the available Investment Portfolios by directing it into the corresponding Subaccount. The Investment Portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

You may also invest in the Fixed Account.

5. CHARGES AND DEDUCTIONS: The Contract has insurance features and investment features and there are costs related to each. Each year during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified

Contracts) in additional Purchase Payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 1.40% of the average daily value of your Contract allocated to the Subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any Purchase Payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the Purchase Payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-5%, depending upon the state in which you live.

In addition, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. We are not currently assessing this charge.

There are also investment charges, which range from 0.34% to 1.15% of the average daily value of the Investment Portfolio, depending on the portfolios in which your Contract is invested.

We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. Currently, we are not charging this fee until the 19th transfer in a Contract Year.

For information concerning the compensation we pay for the sale of Contracts, see "Distribution."

6. TAXES: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. ACCESS TO YOUR MONEY: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total Purchase Payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the Purchase Payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each Purchase Payment you add to your Contract has its own 5-year Surrender Charge period.

8. DEATH BENEFITS: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any Purchase Payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

9.   OTHER INFORMATION:

FREE LOOK: If you cancel the Contract within 10 days after receiving it, we will refund: (1) the value of your Contract invested in the Subaccounts on the day we receive your request and any insurance charges assessed, plus (2) any Purchase Payments invested in the Fixed Account not previously withdrawn. No Surrender Charge will be assessed. This may be more or less than your Purchase Payments.

NO PROBATE: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

DOLLAR COST AVERAGING PROGRAM: An optional Dollar Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the Subaccount investing in the Money Market Portfolio or the Fixed Account to any other Subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline.

SYSTEMATIC WITHDRAWALS: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes and surrender charges on the money you receive.

                                   FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.................................................7%(1)
       (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

       TRANSFER CHARGE...................................................$25(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 18 PER YEAR)

       SURRENDER PROCESSING FEE..........................................None(3)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE.............................$30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

           YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
      --------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN
               0 years                1 years                 7%
               1 years                2 years                 6%
               2 years                3 years                 5%
               3 years                4 years                 4%
               4 years                5 years                 3%
               5+ years                                       0%


(2) We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."

(3) We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Section 5: Charges and Deductions."

(4) We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which Purchase Payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial Purchase Payment, are paid.


ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.

 Mortality and Expense Risk Charge......................................  1.25%
 Administrative Expense Charge..........................................  0.15%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES..................................  1.40%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4857.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                           MINIMUM     MAXIMUM
                                                         ----------- -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....  0.34%        1.15%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                       DISTRIBUTION                              CONTRACTUAL FEE      NET TOTAL
                                                          AND/OR                  TOTAL ANNUAL        WAIVER           ANNUAL
INVESTMENT                               MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE      OPERATING
PORTFOLIO                                   FEE            FEES         EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------                               ----------   ---------------   --------  ------------   ---------------      ---------
AIM VARIABLE INSURANCE FUNDS, INC
   AIM V.I. Capital
     Appreciation Fund -- Series I ...     0.61%             --           0.24%        0.85%             --             0.85%
   AIM V.I. Core Equity Fund --
     Series I ........................     0.61%             --           0.20%        0.81%             --             0.81%
   AIM V.I. Government
     Securities Fund -- Series I .....     0.47%             --           0.29%        0.76%             --             0.76%
   AIM V.I. Growth Fund -- Series I ..     0.63%             --           0.27%        0.90%             --             0.90%
   AIM V.I. International
     Growth Fund -- Series I .........     0.75%             --           0.35%        1.10%             --             1.10%
   AIM V.I. Premier Equity Fund --
     Series I ........................     0.61%             --           0.24%        0.85%             --             0.85%
GREENWICH STREET SERIES FUND
   Appreciation Portfolio ............     0.75%             --           0.02%        0.77%             --             0.77%
MFS VARIABLE INSURANCE TRUST
   MFS(R) Bond Series ................     0.60%             --           0.34%        0.94%           0.19%            0.75%(1)
   MFS(R) Emerging Growth Series .....     0.75%             --           0.12%        0.87%             --             0.87%(2)
   MFS(R) Money Market Series ........     0.50%             --           0.49%        0.99%           0.39%            0.60%(1)
   MFS(R) Research Series ............     0.75%             --           0.13%        0.88%             --             0.88%(2)
   MFS(R) Strategic Income Series ....     0.75%             --           0.36%        1.11%           0.21%            0.90%(1)
   MFS(R) Total Return Series ........     0.75%             --           0.09%        0.84%             --             0.84%(2)
TRAVELERS SERIES FUND INC
   Smith Barney Aggressive
     Growth Portfolio ................     0.80%             --           0.02%        0.82%             --             0.82%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
     Opportunities Portfolio .........     0.75%             --           0.40%        1.15%             --               --(8)

                                                       DISTRIBUTION                              CONTRACTUAL FEE      NET TOTAL
                                                          AND/OR                  TOTAL ANNUAL        WAIVER           ANNUAL
INVESTMENT                               MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE      OPERATING
PORTFOLIO                                   FEE            FEES         EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------                               ----------   ---------------   --------  ------------   ---------------      ---------
VARIABLE INSURANCE
   PRODUCTS FUND
   Equity-Income Portfolio --
     Initial Class ...................     0.48%             --           0.09%        0.57%             --               --(3)
   Growth Portfolio --
     Initial Class ...................     0.58%             --           0.09%        0.67%             --               --(4)
   High Income Portfolio --
     Initial Class ...................     0.58%             --           0.11%        0.69%             --             0.69%
   Overseas Portfolio --
     Initial Class ...................     0.73%             --           0.17%        0.90%             --               --(5)
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio --
     Initial Class ...................     0.58%             --           0.09%        0.67%             --               --(6)
   Index 500 Portfolio --
     Initial Class ...................     0.24%             --           0.10%        0.34%             --               --(7)

--------------

NOTES

(1) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:
     0.86% for Emerging Growth Series. MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series except the money market series, which will not exceed 0.10%. This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the series. The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under agreement have been paid by the series.

(2) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:
     0.86% for Emerging Growth Series.

(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.56%. These offsets may be discontinued at any time.

(4) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.64%. These offsets may be discontinued as any time.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.86%. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65%. These offsets may be discontinued at any time.

(7) Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including this reduction, the total class operating expenses would have been 0.28%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.28%. This arrangement can be discountinued by the fund's manager at any time.

(8) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Investment Portfolios that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Investment Portfolio's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Investment Portfolio would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
        ----------------                                                       ------------------------  ------------------------
        Smith Barney Small Cap Growth Opportunities Portfolio..............             0.25%                     0.90%

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                             IF CONTRACT IS SURRENDERED AT THE END        IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN                 ANNUITIZED AT THE END OF PERIOD SHOWN
                                            ----------------------------------------   ----------------------------------------
FUNDING OPTION                              1 YEAR    3 YEARS   5 YEARS   10 YEARS     1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                              --------  --------- --------- ----------   --------  --------  --------  ----------
Investment Portfolio with Maximum Total
Annual Operating Expenses...............      958       1294      1657      2888         258       794      1357       2888
Investment Portfolio with Minimum Total
Annual Operating Expenses...............      877       1049      1245      2055         177       549       945       2055

SECTION 1: THE ANNUITY CONTRACT

An annuity is a contract between the Owner ("you"), and an insurance company (in this case, First Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of Annuity Income Payments, beginning on a date that's at least 30 days in the future. Until the date Annuity Income Payments begin, the Contract is in the Accumulation Phase. Once Annuity Income Payments begin, the Contract is in the Income Phase. Your earnings under the Contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your Contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different Subaccounts, each of which invests exclusively in a single Investment Portfolio. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the Investment Portfolio(s) in which your money is invested. Depending on market conditions, any of these portfolios can make or lose money. Each Subaccount is a division of the First Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest Purchase Payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each Purchase Payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account. You bear the risk that the interest rate will not rise above 3%.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different Investment Portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the Annuity Income Payments. Your rights under the Contract end when Annuity Income Payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10: Other Information."

This prospectus describes our basic Contract. There may be differences in the features, benefits, and charges, in your Contract because of the state requirements where we issued your Contract. Please review your Contract for a description of the differences.

SECTION 2: ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which Annuity Income Payments begin. That date is called the Annuity Income Date. You can also choose the frequency of Annuity Income Payments and the plan on which those payments are based. We call these Annuity Income Options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days' notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don't choose an Annuity Income Date, Annuity Income Payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, Annuity Income Payments must begin by the first day of the month following the Annuitant's 85th birthday. Certain plans that qualify for special tax considerations may require an earlier Annuity Income Date. (See "Section 6: Taxes")

If you don't choose an annuity income option by the time Annuity Income Payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the Subaccounts, or a combination of both. If you don't tell us otherwise, Annuity Income Payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the Subaccounts on the Annuity Income Date.

VARIABLE ANNUITY INCOME PAYMENTS: If you choose to have any portion of your Annuity Income Payments come from the Subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the Subaccounts on and after the Annuity Income Date; (2) the 3.0% assumed investment rate used in the Contract's annuity tables; (3) the performance of the Investment Portfolios in which the Subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the Subaccounts you have chosen exceeds the 3.0% annual assumed rate, your Annuity Income Payments will increase. Similarly, if the combined total return of the Subaccounts chosen is less than the 3.0% annual assumed rate, your Annuity Income Payments will decrease. For detailed information on how variable Annuity Income Payments are determined, see the SAI.

FIXED ANNUITY INCOME PAYMENTS: If you choose to have any portion of your Annuity Income Payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

ANNUITY INCOME OPTIONS: You may select one of the following standard Annuity Income Options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After Annuity Income Payments begin, you cannot change the annuity income option.

OPTION 1: INCOME FOR A FIXED PERIOD. Under this option, we will make Annuity Income Payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made Annuity Income Payments for less than the selected period, we will continue to make Annuity Income Payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for Annuity Income Payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

OPTION 2: LIFE ANNUITY. Under this option, we will make an Annuity Income Payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Income Payments.

OPTION 3: LIFE ANNUITY WITH PERIOD CERTAIN. Under this option, we will make an Annuity Income Payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made Annuity Income Payments for less than the selected guaranteed period, we will continue to make Annuity Income Payments for the rest of the guaranteed period to any person named by the Annuitant.

OPTION 4: JOINT AND SURVIVOR ANNUITY. Under this option, we will make Annuity Income Payments each month as long as the Annuitant and a second person are both alive. When either of these persons dies, we will continue to make Annuity Income Payments to the survivor. When the survivor dies, we stop making Annuity Income Payments.

NOTE CAREFULLY: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity Income Payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your Annuity Income Payment in a single lump sum. If your Annuity Income Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Income Payments are at least $50.

SECTION 3: PURCHASE

The Contract may be purchased by anyone age 90 or younger.

PURCHASE PAYMENTS: A Purchase Payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional Purchase Payments at any time (except for Contracts purchased with a beneficiary-directed transfer of death proceeds), and you may arrange for Purchase Payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total Purchase Payments in any Contract Year exceed $1,000,000.

ALLOCATION OF PURCHASE PAYMENTS: When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Subaccounts as you have directed us, for investment in the corresponding Investment Portfolios. If you make additional Purchase Payments, we will allocate them the same way as your first Purchase Payment unless you tell us otherwise. You may direct individual Purchase Payments to one or more Subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each Purchase Payment must result in a minimum allocation of $100 to each selected Investment Portfolio and/or the Fixed Account.

You should periodically review your Purchase Payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial Purchase Payment, and all necessary information, we will allocate your Purchase Payment and issue your Contract within 2 Business Days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 Business Days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional Purchase Payments, we will credit those amounts to your contract within one Business Day after receipt at the price next determined after we receive the payment. A Business Day is any day when both the New York Stock Exchange and us are open for business. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

FREE LOOK PERIOD: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract invested in the Subaccounts on the day we receive your request and any insurance charges assessed plus any Purchase Payments invested in the Fixed Account not previously withdrawn. This amount may be more or less than the aggregate amount of Purchase Payments made up to that time. If you have purchased your Contract as an IRA, we may be required to give you back your full Purchase Payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial Purchase Payment allocated to a Subaccount into the Money

Market Subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial Purchase Payment according to your allocation directions. Currently, however, all Purchase Payments are allocated directly to the Subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

ACCUMULATION UNITS: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a Subaccount. When you make a Purchase Payment, or transfer money, into a Subaccount, we credit that Subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the Purchase Payment or transfer allocated to the Subaccount by the value of an Accumulation Unit for that Subaccount next determined as of the end of that Business Day. If you make a withdrawal or transfer out of a Subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the Subaccount in a similar manner.

At the close of each Business Day, we determine the value of an Accumulation Unit for each Subaccount. We do this by:

     (1) determining the total value of the Subaccount's investment in the corresponding Investment Portfolio, using the portfolio's net asset value calculated at the end of that day;

     (2)  subtracting from that amount any insurance charges (see "Section 5:
          Charges and Deductions;" and

     (3) dividing this amount by the number of outstanding Accumulation Units in that Subaccount.

Example: On Monday we receive an additional Purchase Payment of $5,000 from you. You have told us you want the entire amount to be allocated to Subaccount "x" (any Subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that Subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in Subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the Investment Portfolio invested in by that Subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

SECTION 4: INVESTMENT OPTIONS

In addition to the Fixed Account, 21 Subaccounts, each investing exclusively in a single Investment Portfolio, are available under the Contract. Additional Subaccounts, each investing exclusively in an additional Investment Portfolio may be made available in the future. Each Investment Portfolio is available under a fund that is registered with the SEC as an open end, management investment company of the series type, having one or more Investment Portfolios. Shares of the Investment Portfolios are sold only to insurance company separate accounts and qualified plans. Each Investment Portfolio has a specific investment objective that may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

The Investment Portfolios offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Investment Portfolio or an affiliate of the Investment Portfolio will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Investment Portfolios based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Investment Portfolio is reviewed periodically after having been selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments to an Investment Portfolio if the Company determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant contract owner assets.

In addition, if any of the Investment Portfolios become unavailable for allocating Purchase Payments, or if we believe that further investment in an Investment Portfolio is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the Subaccounts under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolios may be as much as 0.60% of the average net assets of an Investment Portfolio attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Investment Portfolio out its assets as part of its Total Annual Operating Expenses.

There is no assurance that an Investment Portfolio will achieve its stated objective. The 21 Investment Portfolios available under the contract are listed below.

YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

SMITH BARNEY FUND MANAGEMENT LLC SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

     Greenwich Street Series Fund Appreciation Portfolio

     Smith Barney Aggressive Growth Portfolio

CITI FUND MANAGEMENT INC. SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIO:

     Smith Barney Small Cap Growth Opportunities Portfolio

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

     Fidelity VIP Growth Portfolio -- Initial Class (Growth)

     Fidelity VIP High Income Portfolio -- Initial Class (High Yield Bond)

     Fidelity VIP Equity-Income Portfolio -- Initial Class (Growth & Income)

     Fidelity VIP Overseas Portfolio -- Initial Class (International Stock)

THE DREYFUS CORPORATION SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       Fidelity VIP II Contrafund Portfolio -- Initial Class (Growth)

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER AND DEUTSCHE ASSET MANAGEMENT SERVES AS THE SUBADVISER FOR THE FOLLOWING INVESTMENT
PORTFOLIO:

     Fidelity VIP II Index 500 Portfolio -- Initial Class (Growth & Income)

A I M ADVISERS, INC. SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

     AIM V.I. Capital Appreciation Fund -- Series I (Aggressive Growth)

     AIM V.I. Government Securities Fund -- Series I (Government Bond)

     AIM V.I. Growth Fund -- Series I (Growth)

     AIM V.I. Core Equity Fund -- Series I (Growth & Income)

     AIM V.I. International Equity Fund -- Series I (International Stock)

     AIM V.I. Premier Equity Fund -- Series I (Growth)

MASSACHUSETTS FINANCIAL SERVICES SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

     MFS Strategic Income Series (Income & Capital Appreciation)

     MFS Money Market Series (Money Market)

     MFS Bond Series (Corporate Bond)

     MFS Total Return Series (Balanced)

     MFS Research Series (Growth)

     MFS Emerging Growth Series (Aggressive Growth)

The value of the Contract will increase or decrease depending upon the investment performance of the Investment Portfolio(s) in which the Subaccounts you chose are invested. For more information on the performance of Investment Portfolios under the Contract, see their prospectuses. Past performance is not a guarantee of future results.

TRANSFERS DURING THE ACCUMULATION PHASE: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any Subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

     (1) If the value remaining in the Fixed Account or a Subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

     (2) We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

TRANSFERS DURING THE INCOME PHASE: During the Income Phase, the Annuitant may transfer values among Subaccounts once every three months. Transfers from the Fixed Account to a Subaccount or from any Subaccount to the Fixed Account are not allowed during the Income Phase.

TRANSFER REQUESTS: Transfer requests, like all other elections, requests, and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market Subaccount to any other Subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding Investment Portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount that can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market Subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market Subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering Dollar Cost Averaging at any time. Such action by us will not end any Dollar Cost Averaging in effect at the time we terminate the program.

VOTING RIGHTS: We are the legal owner of all Investment Portfolio shares purchased under this Contract and held in the Subaccounts. However, when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

SUBSTITUTION: From time to time, we may substitute one or more of the Investment Portfolios available for investment by the Subaccounts you have selected with another portfolio. These new Investment Portfolios may have higher fees and charges than the ones they replaced. We may also add or delete one or more Subaccounts or Investment Portfolios. We may limit the new Investment Portfolios to certain classes of Contract Owners. Similarly, we may close Investment Portfolios to certain classes of Contract Owners. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you of our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

SECTION 5: CHARGES AND DEDUCTIONS

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

INSURANCE CHARGES: Each Business Day, we make a deduction from the assets in the Subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

MORTALITY AND EXPENSE RISK CHARGE: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that Annuity Income Payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the Investment Portfolios. We may change this charge in the future but it will never be greater than 1.25%.

ADMINISTRATION CHARGE: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs, and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the Investment Portfolios. We may change this charge in the future but it will never be greater than 0.15%.

ANNUAL CONTRACT FEE: On the last Business Day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each Subaccount and/or the Fixed Account on a prorata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional Purchase Payments ($2,000 for Qualified Contracts), exclusive of the initial Purchase Payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total Purchase Payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the Purchase Payment(s) withdrawn, based on the number of years since the date the Purchase Payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the Purchase Payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

           NUMBER OF YEARS SINCE          CHARGE AS A PERCENTAGE OF
              DATE OF PURCHASE                    PURCHASE
                  PAYMENT                     PAYMENT WITHDRAWN
         ---------------------------     ----------------------------
                    0-1                              7%
                    1-2                              6%
                    2-3                              5%
                    3-4                              4%
                    4-5                              3%
                     5+                              0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest Purchase Payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

SURRENDER PROCESSING FEE: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. This fee is deducted pro rata from the Fixed Account and each Subaccount from which a withdrawal is made. We are not currently imposing this fee.

PREMIUM TAXES: Some states and other governmental entities (i.e., cities and municipalities) charge premium or other taxes ranging up to 5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when Annuity Income Payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time Annuity Income Payments begin or when the Contract is surrendered.

TRANSFER PROCESSING FEE: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any Subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more Subaccounts at the same time, each losing Subaccount and the Fixed Account would be charged a separate transfer processing fee.

INVESTMENT PORTFOLIO EXPENSES: Each Investment Portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6: TAXES

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the

Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

SECTION 7: ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving Annuity Income Payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity

Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee. (See "Section 5: Charges and Deductions".)

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more Subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the Business Day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract.

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any Subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges".)

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the Subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. However, termination of the program by us will not end any systematic withdrawal plan in effect at the time we terminate the program. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

SECTION 8: DEATH BENEFITS

UPON YOUR DEATH: If you die before Annuity Income Payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

     (1) the value of your Contract on the date we receive adequate proof of death;

     (2) the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent Purchase Payments less any withdrawals since that anniversary date; or

     (3) the total of all Purchase Payments received less any Purchase Payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

     (1) the value of your Contract on the date we receive adequate proof of death;

     (2) the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or

     (3) the total of all Purchase Payments received less any Purchase Payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various Subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

DEATH OF THE ANNUITANT: If the Annuitant dies before Annuity Income Payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after Annuity Income Payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES):
If you die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your Beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the Beneficiary chooses to continue the contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your Beneficiary elects to continue the Contract as a Contract Owner, the death benefit will be calculated as of the death report date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The Beneficiary who continues the Contract will be granted the same rights as the Owner under the original Contract, except the Beneficiary cannot:

     o    transfer ownership

     o    make additional Purchase Payments

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the death report date without a Surrender Charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the Beneficiary's age on the death report date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the death report date.

SECTION 9: OTHER INFORMATION

FIRST CITICORP LIFE INSURANCE COMPANY: First Citicorp Life Insurance Company is a stock life insurance company organized under New York laws in 1978. We are a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

THE SEPARATE ACCOUNT: On July 6, 1994 we established a Separate Account under New York law, the First Citicorp Life Variable Annuity Separate Account, to receive, hold and invest Purchase Payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of Subaccounts, each of which invests exclusively in the shares of a corresponding Investment Portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each Subaccount are credited to and charged against that Subaccount without regard to income, gains and losses from any other of our accounts or Subaccounts. We have the right to transfer to the General Account any assets of the Separate Account that are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS:

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Investment Portfolios or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

OWNERSHIP: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable Beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

BENEFICIARY: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable Beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

SUSPENSION OF PAYMENTS OR TRANSFERS: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

     (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     (2) the SEC permits by an order such postponement for the protection of Contract Owners; or

     (3) the SEC determines that an emergency exists that would make the disposal of securities held in a Subaccount or the determination of the value of the Subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

MODIFICATIONS: We may modify the Contract if necessary:

     (1) for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

     (2) to reflect a change in the operation of the Separate Account or a Subaccount; or

     (3) to add, delete or modify an account, a Subaccount or an Investment Portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

RESTRICTIONS ON FINANCIAL TRANSACTIONS: Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS: Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

FINANCIAL STATEMENTS: Our audited Statutory Financial Statements as of December 31, 2003 and 2001 and for the years ended December 31, 2003, 2001, and 2000 as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. Our Financial Statements should only be considered when evaluating our ability to meet our obligations under the Contract. The SAI also contains financial statements for the Separate Account as of December 31, 2003.

INQUIRIES: If you need more information, please contact us at our Customer Service Office at: First Citicorp Life Insurance Company, you may call us toll free at 800-497-4857.

                                            STATEMENT OF ADDITIONAL INFORMATION


                                                     TABLE OF CONTENTS

Additional Contract Provisions.........................   3         Annuity Unit Value............................     6
   The Contract........................................   3      Tax Status.......................................     6
   Incontestability....................................   3         Introduction..................................     6
   Misstatement of Age or Sex..........................   3         Taxation of the Company.......................     6
   Participation.......................................   3         Tax Status of the Contract....................     7
   Assignment..........................................   3         Taxation of Annuities.........................     8
Distribution Of The Contracts..........................   3         Qualified Contracts...........................     9
Determining Accumulation Unit Values...................   3         Withholding...................................    10
Adding, Deleting Or Substituting                                    Possible Changes in Taxation..................    11
   Investment Portfolios...............................   4         Other Tax Consequences........................    11
Voting Rights..........................................   4      Legal Matters....................................    11
Variable Annuity Payments..............................   5      Independent Auditors.............................    11
   Assumed Investment Rate.............................   5      Other Information................................    11
   Amount of Variable Annuity Payments.................   5      Financial Statements.............................    12


IF YOU WOULD LIKE A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THIS PROSPECTUS, PLEASE COMPLETE THE FOLLOWING AND MAIL IT TO FIRST CITICORP LIFE INSURANCE COMPANY, ONE CITYPLACE, HARTFORD, CT 06103-3415.

Please send a copy of the Statement of Additional Information pertaining to the First Citicorp Life Insurance Company Variable Annuity and the First Citicorp Life Variable Annuity Separate Account to:
(Please Print or Type)

Name:
                ----------------------------------------------------------------
Mailing Address:
                ----------------------------------------------------------------

                ----------------------------------------------------------------

                   APPENDIX -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                                            SEPARATE ACCOUNT CHARGES 1.40% (CV)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series I (3/95)....   2003        1.384           1.767            1,239,665
                                                               2002        1.855           1.384            1,405,282
                                                               2001        2.453           1.855            1,598,145
                                                               2000        2.792           2.453            1,805,626
                                                               1999        1.000           2.792            1,211,084

   AIM V.I. Core Equity Fund -- Series I (2/97).............   2003        1.050           1.288            3,327,004
                                                               2002        1.261           1.050            3,778,350
                                                               2001        1.657           1.261            4,600,690
                                                               2000        1.967           1.657            5,365,263
                                                               1999        1.000           1.967            5,084,678

   AIM V.I. Government Securities Fund --
   Series I (2/97)..........................................   2003        1.354           1.349            3,484,432
                                                               2002        1.253           1.354            4,773,866
                                                               2001        1.194           1.253            4,761,618
                                                               2000        1.099           1.194            4,093,889
                                                               1999        1.000           1.099            4,697,586

   AIM V.I. Growth Fund -- Series I (2/97)..................   2003        0.740           0.958            2,222,143
                                                               2002        1.087           0.740            2,393,815
                                                               2001        1.668           1.087            2,884,468
                                                               2000        2.128           1.668            3,305,613
                                                               1999        1.000           2.128            2,865,017

   AIM V.I. International Growth Fund --
   Series I (2/97)..........................................   2003        0.827           1.053            1,730,754
                                                               2002        0.995           0.827            2,014,514
                                                               2001        1.319           0.995            2,572,758
                                                               2000        1.818           1.319            3,210,256
                                                               1999        1.000           1.818            2,271,267

   AIM V.I. Premier Equity Fund -- Series I (2/97)..........   2003        0.989           1.220            6,696,387
                                                               2002        1.438           0.989            7,813,049

                                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   AIM V.I. Premier Equity Fund -- Series I (continued).....   2001        1.668           1.438               9,561,278
                                                               2000        1.982           1.668              10,605,128
                                                               1999        1.000           1.982               9,936,964

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2003        0.808           0.992               1,255,255
                                                               2002        0.993           0.808               1,005,027
                                                               2001        1.000           0.993                 575,115

MFS Variable Insurance Trust
   MFS(R) Bond Series (2/97)................................   2003        1.371           1.479               1,753,441
                                                               2002        1.277           1.371               2,002,993
                                                               2001        1.191           1.277               2,141,421
                                                               2000        1.106           1.191               2,159,030
                                                               1999        1.000           1.106               2,384,560

   MFS(R) Emerging Growth Series (2/97).....................   2003        0.910           1.169               3,210,027
                                                               2002        1.394           0.910               3,593,012
                                                               2001        2.125           1.394               4,313,657
                                                               2000        2.681           2.125               5,303,424
                                                               1999        1.000           2.681               3,879,175

   MFS(R) Money Market Series (4/95)........................   2003        1.251           1.241                 514,566
                                                               2002        1.253           1.251               1,165,960
                                                               2001        1.225           1.253               1,654,998
                                                               2000        1.172           1.225                 544,750
                                                               1999        1.000           1.172                 689,526

   MFS(R) Research Series (2/97)............................   2003        0.927           1.139               1,782,758
                                                               2002        1.245           0.927               1,943,475
                                                               2001        1.604           1.245               2,315,774
                                                               2000        1.709           1.604               2,533,950
                                                               1999        1.000           1.709               2,373,664

   MFS(R) Strategic Income Series (3/95)....................   2003        1.285           1.399                 103,919
                                                               2002        1.202           1.285                 119,969
                                                               2001        1.164           1.202                 138,517
                                                               2000        1.125           1.164                 171,070
                                                               1999        1.000           1.125                 181,566

                                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   MFS(R) Total Return Series (2/97)........................   2003        1.391           1.596               4,768,657
                                                               2002        1.488           1.391               4,915,480
                                                               2001        1.505           1.488               5,524,637
                                                               2000        1.316           1.505               5,904,810
                                                               1999        1.000           1.316               5,952,784

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (4/01)..........   2003        0.692           0.918               1,558,536
                                                               2002        1.042           0.692               1,349,984
                                                               2001        1.000           1.042                 842,380

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/97).........................................   2003        0.925           1.295                 397,389
                                                               2002        1.262           0.925                 332,444
                                                               2001        1.527           1.262                 315,958
                                                               2000        1.421           1.527                 348,818
                                                               1999        1.000           1.421                 197,794

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (2/97).......   2003        1.148           1.476               4,063,300
                                                               2002        1.402           1.148               4,226,735
                                                               2001        1.496           1.402               4,691,584
                                                               2000        1.399           1.496               4,775,419
                                                               1999        1.000           1.399               5,183,695

   Growth Portfolio -- Initial Class (3/95).................   2003        1.644           2.154               4,302,465
                                                               2002        2.386           1.644               4,860,503
                                                               2001        2.938           2.386               6,005,347
                                                               2000        3.347           2.938               6,487,907
                                                               1999        1.000           3.347               6,054,066

   High Income Portfolio -- Initial Class (2/97)............   2003        0.780           0.978               2,390,291
                                                               2002        0.764           0.780               2,230,056
                                                               2001        0.878           0.764               2,338,867
                                                               2000        1.149           0.878               2,427,851
                                                               1999        1.000           1.149               2,922,891

   Overseas Portfolio -- Initial Class (2/97)...............   2003        0.825           1.167                 655,166
                                                               2002        1.050           0.825                 784,099

                                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Overseas Portfolio -- Initial Class (continued)..........   2001        1.351           1.050                 850,282
                                                               2000        1.694           1.351                 971,002
                                                               1999        1.000           1.694                 696,431

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Initial Class (2/97).........    2003        1.348           1.708               5,367,576
                                                               2002        1.508           1.348               5,838,236
                                                               2001        1.743           1.508               6,668,428
                                                               2000        1.893           1.743               7,209,870
                                                               1999        1.000           1.893               6,894,075

   Index 500 Portfolio -- Initial Class (2/97)..............   2003        1.101           1.394               9,849,405
                                                               2002        1.436           1.101              11,104,451
                                                               2001        1.657           1.436              13,170,858
                                                               2000        1.853           1.657              14,114,790
                                                               1999        1.000           1.853              13,803,244


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

L-23106                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                  CITIVARIABLE

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATED MAY 3, 2004

                                       FOR

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT



                                    ISSUED BY

                      FIRST CITICORP LIFE INSURANCE COMPANY
                              333 WEST 34TH STREET
                                   10TH FLOOR
                               NEW YORK, NY 10001
                                 (212) 615-7201



                      FIRST CITICORP LIFE INSURANCE COMPANY
                             CUSTOMER SERVICE OFFICE
                                  ONE CITYPLACE
                             HARTFORD, CT 06183-4065
                                 (800) 497-4857





This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above.

                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS..............................................   3
    The Contract............................................................   3
     Incontestability.......................................................   3
     Misstatement of Age or Sex.............................................   3
     Participation..........................................................   3
     Assignment.............................................................   3
DISTRIBUTION OF THE CONTRACTS...............................................   3
DETERMINING ACCUMULATION UNIT VALUES........................................   3
ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS.....................   4
VOTING RIGHTS...............................................................   4
VARIABLE ANNUITY PAYMENTS...................................................   5
     Assumed Investment Rate................................................   5
     Amount of Variable Annuity Payments....................................   6
     Annuity Unit Value.....................................................   5
TAX STATUS..................................................................   6
     Introduction...........................................................   6
     Taxation of the Company................................................   6
     Tax Status of the Contract.............................................   7
     Taxation of Annuities..................................................   8
     Qualified Contracts....................................................   9
     Withholding............................................................  10
     Possible Changes in Taxation...........................................  11
     Other Tax Consequences.................................................  11
LEGAL MATTERS...............................................................  11
INDEPENDENT AUDITORS........................................................  11
OTHER INFORMATION...........................................................  11
FINANCIAL STATEMENTS........................................................

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

We will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract does not participate in our divisible surplus.

ASSIGNMENT

Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

                          DISTRIBUTION OF THE CONTRACTS

Travelers Distribution LLC acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC is affiliated with First Citicorp Life Insurance Company and the Separate Account.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

-------------------- ---------------------------------- ------------------------
                                 UNDERWRITING            AMOUNT OF UNDERWRITING
                              COMMISSIONS PAID TO              COMMISSIONS
YEAR                         TDLLC BY THE COMPANY           RETAINED BY TDLLC
-------------------- ---------------------------------- ------------------------

2003                                $414                           $0
-------------------- ---------------------------------- ------------------------

2002                                $406                           $0
-------------------- ---------------------------------- ------------------------
                                   $1,013                          $0
2001
-------------------- ---------------------------------- ------------------------


                      DETERMINING ACCUMULATION UNIT VALUES

The Accumulation Unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's Accumulation Unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

     (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

     (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

     (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.


             ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.


                                  VOTING RIGHTS

In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.


                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Separate Account or of any subaccount.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by First Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

ANNUITY UNIT VALUE

The annuity unit value is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

     (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

     (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

     1.   Net Investment Factor for period 1.003662336

     2.   Adjustment for 3% Assumed Investment Rate 0.999919016

     3.   2x1 1.003581055

     4.   annuity unit value, beginning of valuation period 10.743769

     5.   annuity unit value, end of valuation period (3x4) 10.782243


                                   TAX STATUS

INTRODUCTION

The following is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax or legal advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used as an Individual Retirement Annuity or Roth IRA entitled to special income tax treatment under section 408(b) or 408A of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Income Payments , and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the

Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Contract Value will not be taxable to the holder until amounts are received from the Contract, either in the form of Annuity Income Payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

DIVERSIFICATION. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Investment Portfolios be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Investment Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Investment Portfolios' assets may be invested.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, an Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the Annuity Income Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of such holder's death. An exception to these requirements applies to any portion of a holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The `designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner, to which the above-described required distribution rules will apply.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

NON-NATURAL OWNER. The owner of any Contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are several exceptions to this general rule for non-natural owners. Certain Contracts will generally be treated as held by a natural person if (a) the nominal owner is a trust or other entity which holds the contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements); (b) the contract is acquired by an estate of a decedent by reason of the death of the decedent; (c) the contract is issued in connection with certain Qualified Plans; (d) the contract is purchased by an employer upon the termination of certain Qualified Plans; (e) the contract is used in connection with a structured settlement agreement; and (f) the contract is purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from the purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. Prospective Owners that are not natural persons may wish to discuss these with a competent tax adviser.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the Owner's Contract Value until distribution occurs by withdrawing all or part of such Contract Value (e.g., withdrawals or Annuity Income Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The following discussion generally applies to a Contract owned by a natural person.

WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, including withdrawals under the systematic withdrawal program, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

With respect to Non-Qualified Contracts, partial withdrawals, including withdrawals under the systematic withdrawal program, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time.

Full surrenders of a Non-Qualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

ANNUITY INCOME PAYMENTS . Although the tax consequences may vary depending on the Annuity Income Payment elected under the Contract, in general, only the portion of the Annuity Income Payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Income Payments is taxable. For Variable Annuity Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For Fixed Annuity Income Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Income Payments for the term of the payments; however, the remainder of each Annuity Income Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Income Payments is taxable. If Annuity Income Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

PENALTY TAX. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed an additional federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary". Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Income Option, they are taxed in the same manner as Annuity Income Payments, as described above.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Annuity Income Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

IN GENERAL. The Qualified Contract is designed for use as an Individual Retirement Annuity ("IRA") or Roth IRA. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

The Company makes no attempt to provide more than general information about use of the Contract as an IRA or Roth IRA. Owners and participants under IRA's and Roth IRA's, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the IRA or Roth IRA Endorsement, regardless of the terms and conditions of the Contract issued in connection with such a plan. IRA's and Roth IRA's are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any IRA or Roth IRA should consult their legal counsel and tax adviser regarding the suitability of the Contract.

For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity ("IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

EARNINGS IN AN IRA ARE NOT TAXED UNTIL DISTRIBUTION. To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Contributions may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income and whether the individual is a participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% federal penalty tax.

ROTH IRAS. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% federal penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

WITHHOLDING

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. As of January 1, 2003, a recipient received periodic payments (e.g., monthly, quarterly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding. For non-periodic distributions, 10% of the taxable portion of the distribution will be withheld as federal income tax. The Owner will be provided the opportunity to elect not to have tax withheld from distributions, or may elect a different amount to be withheld.

Recipients who elect not have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other tax identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, are subject to different withholding rules and cannot elect out of withholding.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus or SAI. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.


                                  LEGAL MATTERS

All matters relating to New York law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by the General Counsel of the Company.

                              INDEPENDENT AUDITORS

The statutory financial statements of First Citicorp Life Insurance Company as of December 31, 2003 and 2002, and for each of the years in the two-year period ended December 31, 2003, have been included herein in reliance upon the report of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2003 and 2002 statutory financial statements of First Citicorp Life Insurance Company were prepared using accounting principles prescribed or permitted by the New York State Insurance Department.

The financial statements of First Citicorp Life Variable Annuity Separate Account as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, have been included herein in reliance upon the report of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2003 statutory financial statements of First Citicorp Life Insurance Company were prepared using accounting principles prescribed or permitted by the New York State Insurance Department.


                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

ANNUAL REPORT
DECEMBER 31, 2003

                           FIRST CITICORP LIFE VARIABLE ANNUITY
                           SEPARATE ACCOUNT

One Cityplace
Hartford, CT 06103

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                                                 AIM V.I.
                                                                                          AIM V.I.                CAPITAL
                                                                    MONEY                 BALANCED             APPRECIATION
                                           HIGH YIELD               MARKET                 FUND -                 FUND -
                                           BOND TRUST             PORTFOLIO               SERIES I               SERIES I
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $   927,453            $ 1,711,170            $     7,473            $12,916,800

  Receivables:
    Dividends ................                     --                    877                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                927,453              1,712,047                  7,473             12,916,800
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    160                    294                      2                  1,598
    Administrative fees ......                     19                     36                     --                    263
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    179                    330                      2                  1,861
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   927,274            $ 1,711,717            $     7,471            $12,914,939
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                   AIM V.I.                                     AIM V.I.
                                           AIM V.I.               GOVERNMENT              AIM V.I.            INTERNATIONAL
                                          CORE EQUITY             SECURITIES               GROWTH                GROWTH
                                             FUND -                 FUND -                 FUND -                FUND -
                                           SERIES I                SERIES I               SERIES I              SERIES I
                                          -----------            -----------            -----------           -------------
ASSETS:
  Investments at market value:            $14,042,566            $11,793,610            $ 4,813,726            $ 8,529,386

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             14,042,566             11,793,610              4,813,726              8,529,386
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  1,843                  1,626                    668                  1,070
    Administrative fees ......                    286                    243                     98                    173
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  2,129                  1,869                    766                  1,243
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $14,040,437            $11,791,741            $ 4,812,960            $ 8,528,143
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                       TEMPLETON
      AIM V.I.         ALLIANCEBERNSTEIN                                                        FRANKLIN                FOREIGN
      PREMIER             GROWTH AND          ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN          SMALL CAP             SECURITIES
      EQUITY                INCOME              PREMIER GROWTH          TECHNOLOGY               FUND -                  FUND -
      FUND -              PORTFOLIO -            PORTFOLIO -            PORTFOLIO -              CLASS 2                 CLASS 2
     SERIES I               CLASS B                CLASS B                CLASS B                SHARES                  SHARES
   -----------         -----------------      -----------------      -----------------         -----------            -----------

   $23,740,310            $    93,000            $     5,284            $ 1,218,254            $ 1,898,804            $ 3,458,792


            --                     --                     --                     --                  1,592                  3,366
   -----------            -----------            -----------            -----------            -----------            -----------

    23,740,310                 93,000                  5,284              1,218,254              1,900,396              3,462,158
   -----------            -----------            -----------            -----------            -----------            -----------




         3,297                     16                      1                    206                    326                    589
           489                      2                     --                     25                     39                     71
   -----------            -----------            -----------            -----------            -----------            -----------

         3,786                     18                      1                    231                    365                    660
   -----------            -----------            -----------            -----------            -----------            -----------

   $23,736,524            $    92,982            $     5,283            $ 1,218,023            $ 1,900,031            $ 3,461,498
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                               EQUITY INDEX
                                                                PORTFOLIO -           FUNDAMENTAL
                                         APPRECIATION            CLASS II                VALUE                MFS(R)
                                           PORTFOLIO              SHARES               PORTFOLIO           BOND SERIES
                                         -----------           ------------           -----------          -----------
ASSETS:
  Investments at market value:            $9,487,806            $4,450,966            $  597,350            $8,150,572

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             9,487,806             4,450,966               597,350             8,150,572
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                 1,199                   771                   101                 1,089
    Administrative fees ......                   193                    92                    12                   168
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                 1,392                   863                   113                 1,257
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $9,486,414            $4,450,103            $  597,237            $8,149,315
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

       MFS(R)                MFS(R)                                         MFS(R)                MFS(R)               TOTAL RETURN
     EMERGING                MONEY                   MFS(R)               STRATEGIC               TOTAL                 PORTFOLIO -
      GROWTH                 MARKET                 RESEARCH                INCOME                RETURN              ADMINISTRATIVE
      SERIES                 SERIES                  SERIES                 SERIES                SERIES                   CLASS
   -----------            -----------             -----------            -----------            -----------           --------------

   $17,013,929            $ 4,060,004             $12,071,709            $ 1,295,079            $22,671,572            $ 1,591,076


            --                   (480)                     --                     --                     --                     --
   -----------            -----------             -----------            -----------            -----------            -----------

    17,013,929              4,059,524              12,071,709              1,295,079             22,671,572              1,591,076
   -----------            -----------             -----------            -----------            -----------            -----------




         2,154                    507                   1,494                    157                  3,061                    273
           347                     84                     247                     27                    471                     33
   -----------            -----------             -----------            -----------            -----------            -----------

         2,501                    591                   1,741                    184                  3,532                    306
   -----------            -----------             -----------            -----------            -----------            -----------

   $17,011,428            $ 4,058,933             $12,069,968            $ 1,294,895            $22,668,040            $ 1,590,770
   ===========            ===========             ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          PUTNAM VT             PUTNAM VT
                                        INTERNATIONAL            SMALL CAP
                                        EQUITY FUND -          VALUE FUND -                                 HIGH YIELD
                                          CLASS IB               CLASS IB               ALL CAP             BOND FUND -
                                           SHARES                 SHARES            FUND - CLASS I            CLASS I
                                        -------------          ------------         --------------          -----------
ASSETS:
  Investments at market value:            $   30,914            $  138,852            $9,994,937            $1,341,605

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                30,914               138,852             9,994,937             1,341,605
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                     5                    24                 1,723                   231
    Administrative fees ......                    --                     2                   207                    27
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                     5                    26                 1,930                   258
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $   30,909            $  138,826            $9,993,007            $1,341,347
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                SMITH BARNEY
                                                   SB                                                             PREMIER
                                               GOVERNMENT           SMITH BARNEY                                 SELECTIONS
                                              PORTFOLIO -            GROWTH AND           SMITH BARNEY            ALL CAP
   INVESTORS            TOTAL RETURN             CLASS A               INCOME               LARGE CAP              GROWTH
 FUND - CLASS I        FUND - CLASS I            SHARES               PORTFOLIO          CORE PORTFOLIO          PORTFOLIO
 --------------        --------------         -----------           ------------         --------------         ------------

   $7,290,291            $2,651,826            $1,213,281            $  937,663            $1,823,853            $1,369,927


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    7,290,291             2,651,826             1,213,281               937,663             1,823,853             1,369,927
   ----------            ----------            ----------            ----------            ----------            ----------




        1,251                   452                   208                   159                   310                   234
          150                    54                    25                    19                    37                    28
   ----------            ----------            ----------            ----------            ----------            ----------

        1,401                   506                   233                   178                   347                   262
   ----------            ----------            ----------            ----------            ----------            ----------

   $7,288,890            $2,651,320            $1,213,048            $  937,485            $1,823,506            $1,369,665
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                MFS
                                             EQUITY                                  MERRILL LYNCH           EMERGING
                                             INCOME              LARGE CAP             LARGE CAP              GROWTH
                                           PORTFOLIO             PORTFOLIO          CORE PORTFOLIO           PORTFOLIO
                                          ----------            ----------          --------------          ----------
ASSETS:
  Investments at market value:            $  950,796            $8,990,792            $3,044,969            $  937,264

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               950,796             8,990,792             3,044,969               937,264
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   161                 1,533                   519                   160
    Administrative fees ......                    20                   184                    62                    19
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   181                 1,717                   581                   179
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  950,615            $8,989,075            $3,044,388            $  937,085
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

       MFS                TRAVELERS                AIM                   MFS                PIONEER             SMITH BARNEY
     MID CAP               QUALITY               CAPITAL                TOTAL              STRATEGIC             AGGRESSIVE
     GROWTH                 BOND              APPRECIATION             RETURN                INCOME                GROWTH
    PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO              PORTFOLIO
   ----------            ----------           ------------           ----------            ----------           ------------

   $3,631,784            $5,241,024            $6,242,728            $6,968,869            $1,169,075            $7,803,599


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    3,631,784             5,241,024             6,242,728             6,968,869             1,169,075             7,803,599
   ----------            ----------            ----------            ----------            ----------            ----------




          619                   903                 1,070                 1,217                   213                 1,040
           75                   108                   128                   146                    25                   160
   ----------            ----------            ----------            ----------            ----------            ----------

          694                 1,011                 1,198                 1,363                   238                 1,200
   ----------            ----------            ----------            ----------            ----------            ----------

   $3,631,090            $5,240,013            $6,241,530            $6,967,506            $1,168,837            $7,802,399
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       SMITH BARNEY
                                       INTERNATIONAL        SMITH BARNEY        SMITH BARNEY
                                          ALL CAP             LARGE CAP             LARGE           SMITH BARNEY
                                           GROWTH               VALUE          CAPITALIZATION          MID CAP
                                         PORTFOLIO           PORTFOLIO        GROWTH PORTFOLIO     CORE PORTFOLIO
                                       -------------        ------------      ----------------     --------------
ASSETS:
  Investments at market value:            $ 23,581            $ 84,916            $126,104            $319,806

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........              23,581              84,916             126,104             319,806
                                          --------            --------            --------            --------


LIABILITIES:
  Payables:
    Insurance charges ........                   4                  14                  21                  55
    Administrative fees ......                  --                   2                   2                   6
                                          --------            --------            --------            --------

      Total Liabilities ......                   4                  16                  23                  61
                                          --------            --------            --------            --------

NET ASSETS:                               $ 23,577            $ 84,900            $126,081            $319,745
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                           EMERGING              SMITH BARNEY            EQUITY -
     COMSTOCK               GROWTH                SMALL CAP               INCOME
   PORTFOLIO -            PORTFOLIO -               GROWTH              PORTFOLIO -              GROWTH               HIGH INCOME
     CLASS II              CLASS II             OPPORTUNITIES             INITIAL              PORTFOLIO -            PORTFOLIO -
      SHARES                SHARES                 PORTFOLIO               CLASS              INITIAL CLASS          INITIAL CLASS
   -----------            -----------           -------------           -----------           -------------          -------------

   $   253,831            $    12,659            $ 3,751,103            $25,014,968            $22,433,386            $ 7,545,635


            --                     --                      1                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

       253,831                 12,659              3,751,104             25,014,968             22,433,386              7,545,635
   -----------            -----------            -----------            -----------            -----------            -----------




            43                      2                    548                  3,203                  3,081                    998
             5                     --                     78                    512                    458                    155
   -----------            -----------            -----------            -----------            -----------            -----------

            48                      2                    626                  3,715                  3,539                  1,153
   -----------            -----------            -----------            -----------            -----------            -----------

   $   253,783            $    12,657            $ 3,750,478            $25,011,253            $22,429,847            $ 7,544,482
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                       CONTRAFUND(R)
                                           OVERSEAS             CONTRAFUND(R)           PORTFOLIO -             INDEX 500
                                          PORTFOLIO -            PORTFOLIO -              SERVICE              PORTFOLIO -
                                         INITIAL CLASS          INITIAL CLASS             CLASS 2             INITIAL CLASS
                                         -------------          -------------          -------------          -------------
ASSETS:
  Investments at market value:            $ 4,711,055            $27,221,553            $ 1,407,126            $42,895,357

  Receivables:
    Dividends ................                     --                     --                     --                      8
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              4,711,055             27,221,553              1,407,126             42,895,365
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    578                  3,621                    238                  5,664
    Administrative fees ......                     96                    555                     29                    875
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    674                  4,176                    267                  6,539
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 4,710,381            $27,217,377            $ 1,406,859            $42,888,826
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     DYNAMIC
     CAPITAL
   APPRECIATION
    PORTFOLIO -
     SERVICE
     CLASS 2                 COMBINED
   ------------            ------------

   $      7,907            $374,129,727


             --                   5,364
   ------------            ------------

          7,907             374,135,091
   ------------            ------------




              1                  52,605
             --                   7,667
   ------------            ------------

              1                  60,272
   ------------            ------------

   $      7,906            $374,074,819
   ============            ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                        AIM V.I.
                                                                                                                         CAPITAL
                                                                                                    AIM V.I.           APPRECIATION
                                                         HIGH YIELD          MONEY MARKET           BALANCED              FUND -
                                                         BOND TRUST            PORTFOLIO        FUND - SERIES I         SERIES I
                                                        -----------          -----------        ---------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $    63,179          $    20,422          $       138          $        --
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              10,603               32,109                   83              115,306
  Administrative fees .........................               1,273                3,853                   10               19,101
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................              11,876               35,962                   93              134,407
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              51,303              (15,540)                  45             (134,407)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments              (1,209)                  --                   (4)          (1,134,801)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................              (1,209)                  --                   (4)          (1,134,801)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................             153,469                   --                  924            4,433,568
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $   203,563          $   (15,540)         $       965          $ 3,164,360
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                         AIM V.I.        ALLIANCEBERNSTEIN
     AIM V.I.            AIM V.I.              AIM V.I.            AIM V.I.              PREMIER            GROWTH AND
   CORE EQUITY          GOVERNMENT              GROWTH           INTERNATIONAL            EQUITY              INCOME
      FUND -            SECURITIES              FUND -           GROWTH FUND -            FUND -            PORTFOLIO -
     SERIES I         FUND - SERIES I          SERIES I            SERIES I              SERIES I             CLASS B
   -----------        ---------------        -----------         -------------         -----------       -----------------

   $   128,836          $   284,369          $        --          $    41,144          $    66,555          $       741
   -----------          -----------          -----------          -----------          -----------          -----------


       130,106              155,313               46,207               73,616              234,434                  989
        20,351               23,441                6,845               11,992               34,981                  119
   -----------          -----------          -----------          -----------          -----------          -----------

       150,457              178,754               53,052               85,608              269,415                1,108
   -----------          -----------          -----------          -----------          -----------          -----------

       (21,621)             105,615              (53,052)             (44,464)            (202,860)                (367)
   -----------          -----------          -----------          -----------          -----------          -----------



            --                4,298                   --                   --                   --                   --
      (893,917)             599,203           (1,158,278)          (1,054,198)          (3,260,461)                 239
   -----------          -----------          -----------          -----------          -----------          -----------

      (893,917)             603,501           (1,158,278)          (1,054,198)          (3,260,461)                 239
   -----------          -----------          -----------          -----------          -----------          -----------


     3,717,680             (743,133)           2,398,580            3,053,839            8,368,248               21,255
   -----------          -----------          -----------          -----------          -----------          -----------



   $ 2,802,142          $   (34,017)         $ 1,187,250          $ 1,955,177          $ 4,904,927          $    21,127
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                        TEMPLETON
                                                     ALLIANCEBERNSTEIN                              FRANKLIN             FOREIGN
                                                           PREMIER        ALLIANCEBERNSTEIN        SMALL CAP            SECURITIES
                                                           GROWTH             TECHNOLOGY             FUND -               FUND -
                                                         PORTFOLIO -         PORTFOLIO -            CLASS 2              CLASS 2
                                                           CLASS B             CLASS B               SHARES               SHARES
                                                     -----------------    -----------------       -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $        --          $        --          $        --          $    54,596
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................                  60               13,479               20,908               38,774
  Administrative fees .........................                   7                1,618                2,509                4,653
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................                  67               15,097               23,417               43,427
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............                 (67)             (15,097)             (23,417)              11,169
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments                 (17)            (294,913)            (153,532)            (396,086)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................                 (17)            (294,913)            (153,532)            (396,086)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................               1,024              685,496              695,021            1,226,726
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $       940          $   375,486          $   518,072          $   841,809
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                          EQUITY
                          INDEX
                        PORTFOLIO -                                                      MFS(R)               MFS(R)
   APPRECIATION          CLASS II            FUNDAMENTAL             MFS(R)             EMERGING              MONEY
    PORTFOLIO             SHARES           VALUE PORTFOLIO        BOND SERIES        GROWTH SERIES        MARKET SERIES
   ------------         -----------        ---------------        -----------        -------------        -------------

   $    55,298          $    40,619          $     3,069          $   530,009         $        --          $    60,531
   -----------          -----------          -----------          -----------         -----------          -----------


        79,308               51,701                4,913               87,075             152,485               83,870
        12,918                6,204                  590               13,510              24,732               14,190
   -----------          -----------          -----------          -----------         -----------          -----------

        92,226               57,905                5,503              100,585             177,217               98,060
   -----------          -----------          -----------          -----------         -----------          -----------

       (36,928)             (17,286)              (2,434)             429,424            (177,217)             (37,529)
   -----------          -----------          -----------          -----------         -----------          -----------



            --                   --                   --                   --                  --                   --
      (348,468)            (333,405)              (8,124)             156,944          (2,281,607)                  --
   -----------          -----------          -----------          -----------         -----------          -----------

      (348,468)            (333,405)              (8,124)             156,944          (2,281,607)                  --
   -----------          -----------          -----------          -----------         -----------          -----------


     2,218,226            1,314,313              138,892              116,678           6,624,970                   --
   -----------          -----------          -----------          -----------         -----------          -----------



   $ 1,832,830          $   963,622          $   128,334          $   703,046         $ 4,166,146          $   (37,529)
   ===========          ===========          ===========          ===========         ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                       TOTAL
                                                                                MFS(R)                                 RETURN
                                                           MFS(R)              STRATEGIC            MFS(R)           PORTFOLIO -
                                                         RESEARCH               INCOME           TOTAL RETURN      ADMINISTRATIVE
                                                          SERIES                SERIES              SERIES             CLASS
                                                        -----------          -----------         ------------      --------------
INVESTMENT INCOME:
  Dividends ...................................         $    81,583          $    80,262         $   419,527         $    49,367
                                                        -----------          -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             107,706               12,566             224,705              21,438
  Administrative fees .........................              17,877                2,137              35,010               2,573
                                                        -----------          -----------         -----------         -----------

    Total expenses ............................             125,583               14,703             259,715              24,011
                                                        -----------          -----------         -----------         -----------

      Net investment income (loss) ............             (44,000)              65,559             159,812              25,356
                                                        -----------          -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                  --              11,859
    Realized gain (loss) on sale of investments          (1,374,699)              22,167              41,997               9,733
                                                        -----------          -----------         -----------         -----------

      Realized gain (loss) ....................          (1,374,699)              22,167              41,997              21,592
                                                        -----------          -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................           3,907,302               37,349           3,008,171               9,752
                                                        -----------          -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 2,488,603          $   125,075         $ 3,209,980         $    56,700
                                                        ===========          ===========         ===========         ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    PUTNAM VT
    DISCOVERY            PUTNAM VT            PUTNAM VT
      GROWTH           INTERNATIONAL          SMALL CAP
      FUND -           EQUITY FUND -         VALUE FUND -                              HIGH YIELD
     CLASS IB             CLASS IB             CLASS IB              ALL CAP           BOND FUND -        INVESTORS FUND -
      SHARES               SHARES               SHARES           FUND - CLASS I          CLASS I               CLASS I
   -----------         -------------         ------------        --------------        -----------        ----------------

   $        --          $       227          $       376          $    22,446          $    80,675          $    91,421
   -----------          -----------          -----------          -----------          -----------          -----------


             7                  318                1,373              110,986               16,643               82,250
            --                   38                  165               13,318                1,997                9,870
   -----------          -----------          -----------          -----------          -----------          -----------

             7                  356                1,538              124,304               18,640               92,120
   -----------          -----------          -----------          -----------          -----------          -----------

            (7)                (129)              (1,162)            (101,858)              62,035                 (699)
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                   --                   --
           147                    6                  350             (169,190)              (7,622)            (127,662)
   -----------          -----------          -----------          -----------          -----------          -----------

           147                    6                  350             (169,190)              (7,622)            (127,662)
   -----------          -----------          -----------          -----------          -----------          -----------


            --                6,748               46,567            3,109,224              214,525            1,911,814
   -----------          -----------          -----------          -----------          -----------          -----------



   $       140          $     6,625          $    45,755          $ 2,838,176          $   268,938          $ 1,783,453
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                              SB
                                                                          GOVERNMENT         SMITH BARNEY
                                                                          PORTFOLIO -         GROWTH AND        SMITH BARNEY
                                                      TOTAL RETURN          CLASS A             INCOME            LARGE CAP
                                                     FUND - CLASS I         SHARES            PORTFOLIO        CORE PORTFOLIO
                                                     --------------       -----------        ------------      --------------
INVESTMENT INCOME:
  Dividends ...................................         $  40,344          $  38,471          $   4,753          $   7,173
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................            31,873             17,876             10,382             21,232
  Administrative fees .........................             3,825              2,145              1,246              2,548
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................            35,698             20,021             11,628             23,780
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............             4,646             18,450             (6,875)           (16,607)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            30,689                 --                 --                 --
    Realized gain (loss) on sale of investments           (20,315)            33,565            (54,701)          (168,232)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................            10,374             33,565            (54,701)          (168,232)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           327,963            (67,821)           270,465            516,530
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 342,983          $ (15,806)         $ 208,889          $ 331,691
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

   SMITH BARNEY
      PREMIER                                                                              MFS
    SELECTIONS             EQUITY                                 MERRILL LYNCH          EMERGING             MFS MID
     ALL CAP               INCOME             LARGE CAP             LARGE CAP             GROWTH            CAP GROWTH
 GROWTH PORTFOLIO        PORTFOLIO            PORTFOLIO          CORE PORTFOLIO         PORTFOLIO            PORTFOLIO
 ----------------       -----------          -----------         --------------        -----------          -----------

   $        --          $     7,595          $    31,997          $    19,141          $        --          $        --
   -----------          -----------          -----------          -----------          -----------          -----------


        15,987                9,544              104,752               35,866               11,172               40,293
         1,918                1,145               12,570                4,304                1,341                4,835
   -----------          -----------          -----------          -----------          -----------          -----------

        17,905               10,689              117,322               40,170               12,513               45,128
   -----------          -----------          -----------          -----------          -----------          -----------

       (17,905)              (3,094)             (85,325)             (21,029)             (12,513)             (45,128)
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                   --                   --
       (65,225)              (5,646)            (823,932)            (321,338)            (338,209)            (692,230)
   -----------          -----------          -----------          -----------          -----------          -----------

       (65,225)              (5,646)            (823,932)            (321,338)            (338,209)            (692,230)
   -----------          -----------          -----------          -----------          -----------          -----------


       446,859              211,340            2,661,656              855,043              567,240            1,705,009
   -----------          -----------          -----------          -----------          -----------          -----------



   $   363,729          $   202,600          $ 1,752,399          $   512,676          $   216,518          $   967,651
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         TRAVELERS                                    MFS               PIONEER
                                                          QUALITY           AIM CAPITAL              TOTAL             STRATEGIC
                                                            BOND            APPRECIATION            RETURN               INCOME
                                                         PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                        -----------         ------------         -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $   252,423         $        --          $   151,996          $   105,969
                                                        -----------         -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              66,496              71,812               84,385               16,692
  Administrative fees .........................               7,979               8,617               10,126                2,003
                                                        -----------         -----------          -----------          -----------

    Total expenses ............................              74,475              80,429               94,511               18,695
                                                        -----------         -----------          -----------          -----------

      Net investment income (loss) ............             177,948             (80,429)              57,485               87,274
                                                        -----------         -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              11,643                  --                   --                   --
    Realized gain (loss) on sale of investments              19,714            (886,584)             (86,469)             (43,584)
                                                        -----------         -----------          -----------          -----------

      Realized gain (loss) ....................              31,357            (886,584)             (86,469)             (43,584)
                                                        -----------         -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................              76,055           2,377,944              969,065              175,111
                                                        -----------         -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $   285,360         $ 1,410,931          $   940,081          $   218,801
                                                        ===========         ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                       SMITH BARNEY                             SMITH BARNEY
   SMITH BARNEY        INTERNATIONAL                                LARGE                                   COMSTOCK
    AGGRESSIVE            ALL CAP          SMITH BARNEY        CAPITALIZATION         SMITH BARNEY         PORTFOLIO -
      GROWTH              GROWTH             LARGE CAP              GROWTH               MID CAP            CLASS II
    PORTFOLIO            PORTFOLIO        VALUE PORTFOLIO         PORTFOLIO          CORE PORTFOLIO          SHARES
   ------------        -------------      ---------------      --------------        --------------        -----------

   $        --          $       217         $     1,296          $        23          $        --          $     1,541
   -----------          -----------         -----------          -----------          -----------          -----------


        69,110                  105                 828                  669                3,450                2,542
        10,844                   12                  99                   80                  414                  305
   -----------          -----------         -----------          -----------          -----------          -----------

        79,954                  117                 927                  749                3,864                2,847
   -----------          -----------         -----------          -----------          -----------          -----------

       (79,954)                 100                 369                 (726)              (3,864)              (1,306)
   -----------          -----------         -----------          -----------          -----------          -----------



            --                   --                  --                   --                   --                   --
      (370,183)                  63                (572)                 530               (8,093)               1,034
   -----------          -----------         -----------          -----------          -----------          -----------

      (370,183)                  63                (572)                 530               (8,093)               1,034
   -----------          -----------         -----------          -----------          -----------          -----------


     2,486,910                2,731              16,454               18,430               79,125               55,037
   -----------          -----------         -----------          -----------          -----------          -----------



   $ 2,036,773          $     2,894         $    16,251          $    18,234          $    67,168          $    54,765
   ===========          ===========         ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          EMERGING          SMITH BARNEY
                                                           GROWTH             SMALL CAP             EQUITY -
                                                        PORTFOLIO -            GROWTH                INCOME              GROWTH
                                                          CLASS II          OPPORTUNITIES         PORTFOLIO -          PORTFOLIO -
                                                           SHARES             PORTFOLIO          INITIAL CLASS        INITIAL CLASS
                                                        -----------         -------------        -------------        -------------
INVESTMENT INCOME:
  Dividends ...................................         $        --          $        --          $   460,083          $    58,535
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................                 120               32,832              219,449              208,802
  Administrative fees .........................                  14                4,674               35,488               31,146
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................                 134               37,506              254,937              239,948
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............                (134)             (37,506)             205,146             (181,413)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments                 (22)            (205,735)          (1,499,359)          (2,633,392)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................                 (22)            (205,735)          (1,499,359)          (2,633,392)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................               2,247            1,331,824            7,302,517            8,491,717
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $     2,091          $ 1,088,583          $ 6,008,304          $ 5,676,912
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                   DYNAMIC
                                                                                                                   CAPITAL
                                                                     CONTRAFUND(R)                               APPRECIATION
    HIGH INCOME            OVERSEAS           CONTRAFUND(R)           PORTFOLIO -            INDEX 500            PORTFOLIO -
    PORTFOLIO -           PORTFOLIO -          PORTFOLIO -              SERVICE             PORTFOLIO -            SERVICE
   INITIAL CLASS         INITIAL CLASS        INITIAL CLASS             CLASS 2            INITIAL CLASS           CLASS 2
   -------------         -------------        -------------          -------------         -------------         ------------

   $    565,405          $     40,350          $    128,022          $      3,465          $    659,318          $         --
   ------------          ------------          ------------          ------------          ------------          ------------


         71,457                38,999               251,830                14,501               400,533                    42
         11,287                 6,504                39,013                 1,740                62,266                     5
   ------------          ------------          ------------          ------------          ------------          ------------

         82,744                45,503               290,843                16,241               462,799                    47
   ------------          ------------          ------------          ------------          ------------          ------------

        482,661                (5,153)             (162,821)              (12,776)              196,519                   (47)
   ------------          ------------          ------------          ------------          ------------          ------------



             --                    --                    --                    --                    --                    --
     (1,271,938)           (1,173,864)           (1,038,394)              (30,188)           (2,262,148)                    1
   ------------          ------------          ------------          ------------          ------------          ------------

     (1,271,938)           (1,173,864)           (1,038,394)              (30,188)           (2,262,148)                    1
   ------------          ------------          ------------          ------------          ------------          ------------


      2,511,754             2,699,190             7,447,111               322,641            11,974,903                   683
   ------------          ------------          ------------          ------------          ------------          ------------



   $  1,722,477          $  1,520,173          $  6,245,896          $    279,677          $  9,909,274          $        637
   ============          ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                           COMBINED
                                                        -------------
INVESTMENT INCOME:
  Dividends ...................................         $   4,753,507
                                                        -------------

EXPENSES:
  Insurance charges ...........................             3,762,962
  Administrative fees .........................               554,375
                                                        -------------

    Total expenses ............................             4,317,337
                                                        -------------

      Net investment income (loss) ............               436,170
                                                        -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                58,489
    Realized gain (loss) on sale of investments           (26,112,853)
                                                        -------------

      Realized gain (loss) ....................           (26,054,364)
                                                        -------------

    Change in unrealized gain (loss)
      on investments ..........................           102,512,961
                                                        -------------


  Net increase (decrease) in net assets
    resulting from operations .................         $  76,894,767
                                                        =============


                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                            AIM V.I.
                                                                                 MONEY                      BALANCED
                                                    HIGH YIELD                   MARKET                      FUND -
                                                    BOND TRUST                 PORTFOLIO                    SERIES I
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    51,303   $   104,823   $   (15,540)  $      (690)  $        45   $        92
  Realized gain (loss) ..................       (1,209)       (8,459)           --            --            (4)          (19)
  Change in unrealized gain (loss)
    on investments ......................      153,469       (69,180)           --            --           924          (835)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      203,563        27,184       (15,540)         (690)          965          (762)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        3,015             3            --            --            --            --
  Participant transfers from other
    funding options .....................       83,042        87,640        50,295     1,237,022           950         3,094
  Administrative charges ................           (1)         (112)          (43)       (1,041)           --            --
  Contract surrenders ...................      (96,399)     (116,851)     (269,737)     (442,649)         (125)         (151)
  Participant transfers to other
    funding options .....................      (20,518)     (220,915)   (1,340,244)   (1,158,453)           --            --
  Other payments to participants ........      (15,782)           --        (3,613)           --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (46,643)     (250,235)   (1,563,342)     (365,121)          825         2,943
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      156,920      (223,051)   (1,578,882)     (365,811)        1,790         2,181


NET ASSETS:
    Beginning of year ...................      770,354       993,405     3,290,599     3,656,410         5,681         3,500
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   927,274   $   770,354   $ 1,711,717   $ 3,290,599   $     7,471   $     5,681
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     AIM V.I.                                                    AIM V.I.
                                                     CAPITAL                       AIM V.I.                     GOVERNMENT
                                                   APPRECIATION                  CORE EQUITY                    SECURITIES
                                                      FUND -                        FUND -                        FUND -
                                                     SERIES I                      SERIES I                      SERIES I
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (134,407)  $   (179,599)  $    (21,621)  $   (145,854)  $    105,615   $    152,130
  Realized gain (loss) ..................    (1,134,801)    (1,460,334)      (893,917)    (1,414,559)       603,501        209,927
  Change in unrealized gain (loss)
    on investments ......................     4,433,568     (3,501,048)     3,717,680     (1,813,642)      (743,133)     1,053,360
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,164,360     (5,140,981)     2,802,142     (3,374,055)       (34,017)     1,415,417
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        26,477         49,221         35,593         25,873         42,072         39,782
  Participant transfers from other
    funding options .....................       130,573        275,905        126,261        238,640        759,283      5,090,728
  Administrative charges ................          (580)        (4,788)          (491)        (5,516)          (530)        (2,103)
  Contract surrenders ...................    (2,412,808)    (2,278,835)    (1,877,197)    (2,226,595)    (4,481,998)    (2,695,315)
  Participant transfers to other
    funding options .....................      (786,578)    (1,892,788)    (1,003,175)    (2,349,833)    (3,077,519)    (1,638,841)
  Other payments to participants ........      (126,788)       (92,928)      (192,008)      (143,552)      (304,375)       (97,299)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,169,704)    (3,944,213)    (2,911,017)    (4,460,983)    (7,063,067)       696,952
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        (5,344)    (9,085,194)      (108,875)    (7,835,038)    (7,097,084)     2,112,369


NET ASSETS:
    Beginning of year ...................    12,920,283     22,005,477     14,149,312     21,984,350     18,888,825     16,776,456
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 12,914,939   $ 12,920,283   $ 14,040,437   $ 14,149,312   $ 11,791,741   $ 18,888,825
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     AIM V.I.                  ALLIANCEBERNSTEIN
                                        AIM V.I.                     PREMIER                      GROWTH AND
           AIM V.I.                  INTERNATIONAL                    EQUITY                         INCOME
        GROWTH FUND -                GROWTH FUND -                    FUND -                      PORTFOLIO -
           SERIES I                     SERIES I                     SERIES I                       CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (53,052)  $    (72,481)  $    (44,464)  $    (64,837)  $   (202,860)  $   (290,305)  $       (367)  $       (389)
  (1,158,278)    (1,864,928)    (1,054,198)    (1,720,181)    (3,260,461)    (4,401,622)           239          1,235

   2,398,580       (648,083)     3,053,839       (193,983)     8,368,248     (8,820,549)        21,255        (11,689)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,187,250     (2,585,492)     1,955,177     (1,979,001)     4,904,927    (13,512,476)        21,127        (10,843)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       7,144         16,446         19,336         45,299         38,413         71,104             --          1,256

     198,302        159,933        105,011        186,252        224,097        706,372         21,860         67,788
        (198)        (2,453)          (189)        (2,155)        (1,011)       (11,656)            (1)           (30)
    (522,542)      (472,608)    (1,458,163)    (1,649,900)    (3,534,426)    (3,480,796)       (15,477)            --

    (508,857)    (1,250,459)      (434,557)    (1,711,173)    (1,939,928)    (5,151,196)            --             --
     (47,944)       (20,728)       (16,616)       (60,116)      (326,048)      (310,907)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (874,095)    (1,569,869)    (1,785,178)    (3,191,793)    (5,538,903)    (8,177,079)         6,382         69,014
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     313,155     (4,155,361)       169,999     (5,170,794)      (633,976)   (21,689,555)        27,509         58,171



   4,499,805      8,655,166      8,358,144     13,528,938     24,370,500     46,060,055         65,473          7,302
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,812,960   $  4,499,805   $  8,528,143   $  8,358,144   $ 23,736,524   $ 24,370,500   $     92,982   $     65,473
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                           FRANKLIN
                                               ALLIANCEBERNSTEIN            ALLIANCEBERNSTEIN             SMALL CAP
                                                 PREMIER GROWTH                TECHNOLOGY                   FUND -
                                                   PORTFOLIO -                 PORTFOLIO -                  CLASS 2
                                                     CLASS B                     CLASS B                    SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $       (67)  $       (60)  $   (15,097)  $   (20,120)  $   (23,417)  $   (23,009)
  Realized gain (loss) ..................          (17)          (13)     (294,913)     (598,643)     (153,532)     (319,430)
  Change in unrealized gain (loss)
    on investments ......................        1,024        (1,690)      685,496      (244,577)      695,021      (422,300)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........          940        (1,763)      375,486      (863,340)      518,072      (764,739)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --         4,000         2,620        25,937        20,059        46,681
  Participant transfers from other
    funding options .....................           --            --        35,477        63,482        18,004       136,964
  Administrative charges ................           --            (3)          (18)         (634)          (13)         (856)
  Contract surrenders ...................           --            --       (67,107)     (107,619)     (136,758)     (215,530)
  Participant transfers to other
    funding options .....................           --            --       (99,969)     (209,008)      (23,001)     (222,317)
  Other payments to participants ........           --            --        (1,134)      (20,253)      (57,420)      (23,893)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           --         3,997      (130,131)     (248,095)     (179,129)     (278,951)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets          940         2,234       245,355    (1,111,435)      338,943    (1,043,690)


NET ASSETS:
    Beginning of year ...................        4,343         2,109       972,668     2,084,103     1,561,088     2,604,778
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $     5,283   $     4,343   $ 1,218,023   $   972,668   $ 1,900,031   $ 1,561,088
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        TEMPLETON
         FOREIGN
        SECURITIES                                                 EQUITY INDEX
          FUND -                                                   PORTFOLIO -
         CLASS 2                     APPRECIATION                    CLASS II                      FUNDAMENTAL
          SHARES                       PORTFOLIO                      SHARES                     VALUE PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     11,169   $      9,923   $    (36,928)  $     36,052   $    (17,286)  $     13,316   $     (2,434)  $     (1,045)
    (396,086)      (919,511)      (348,468)      (569,286)      (333,405)      (502,973)        (8,124)       (16,358)

   1,226,726         (1,446)     2,218,226     (1,714,046)     1,314,313       (971,587)       138,892        (73,573)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     841,809       (911,034)     1,832,830     (2,247,280)       963,622     (1,461,244)       128,334        (90,976)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       2,880         77,605        154,374        235,194         41,023         40,554          8,416          7,662

      21,869         24,625      1,156,260      1,848,091        104,488         92,826        233,051        188,073
         (38)        (1,618)          (372)        (2,540)           (38)        (1,898)            (2)           (99)
    (240,299)      (437,842)    (1,595,561)    (1,783,123)      (645,966)      (477,872)       (10,838)        (5,927)

    (168,101)      (892,955)      (474,526)    (1,367,580)      (106,494)      (486,740)       (29,263)       (89,696)
    (101,790)       (14,267)      (148,821)      (295,393)        (3,346)      (138,587)            --         (7,682)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (485,479)    (1,244,452)      (908,646)    (1,365,351)      (610,333)      (971,717)       201,364         92,331
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     356,330     (2,155,486)       924,184     (3,612,631)       353,289     (2,432,961)       329,698          1,355



   3,105,168      5,260,654      8,562,230     12,174,861      4,096,814      6,529,775        267,539        266,184
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,461,498   $  3,105,168   $  9,486,414   $  8,562,230   $  4,450,103   $  4,096,814   $    597,237   $    267,539
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                  MFS(R)
                                                                                    MFS(R)                        MONEY
                                                       MFS(R)                      EMERGING                       MARKET
                                                    BOND SERIES                 GROWTH SERIES                     SERIES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    429,424   $    481,797   $   (177,217)  $   (242,071)  $    (37,529)  $     40,773
  Realized gain (loss) ..................       156,944         12,607     (2,281,607)    (4,247,682)            --             --
  Change in unrealized gain (loss)
    on investments ......................       116,678        212,262      6,624,970     (5,799,307)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       703,046        706,666      4,166,146    (10,289,060)       (37,529)        40,773
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        48,881         15,952         18,967         59,155          9,484         13,042
  Participant transfers from other
    funding options .....................       938,452      1,498,908        295,311      1,076,393      3,858,690      7,582,958
  Administrative charges ................          (321)        (1,477)          (554)        (6,422)          (644)        (1,509)
  Contract surrenders ...................    (1,578,445)    (1,149,602)    (2,514,411)    (2,811,950)    (8,793,835)    (4,145,536)
  Participant transfers to other
    funding options .....................    (1,200,174)    (1,595,266)      (844,770)    (4,137,609)    (4,229,181)    (7,178,834)
  Other payments to participants ........      (257,679)       (96,808)      (125,190)      (101,181)            --        (59,779)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,049,286)    (1,328,293)    (3,170,647)    (5,921,614)    (9,155,486)    (3,789,658)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (1,346,240)      (621,627)       995,499    (16,210,674)    (9,193,015)    (3,748,885)


NET ASSETS:
    Beginning of year ...................     9,495,555     10,117,182     16,015,929     32,226,603     13,251,948     17,000,833
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  8,149,315   $  9,495,555   $ 17,011,428   $ 16,015,929   $  4,058,933   $ 13,251,948
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                  TOTAL RETURN
          MFS(R)                         MFS(R)                        MFS(R)                     PORTFOLIO -
         RESEARCH                      STRATEGIC                    TOTAL RETURN                 ADMINISTRATIVE
          SERIES                     INCOME SERIES                     SERIES                        CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (44,000)  $   (130,434)  $     65,559   $     52,290   $    159,812   $    181,173   $     25,356   $     17,929
  (1,374,699)    (2,398,330)        22,167         (5,700)        41,997        244,028         21,592         19,100

   3,907,302     (2,727,984)        37,349         66,783      3,008,171     (2,375,063)         9,752         25,523
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,488,603     (5,256,748)       125,075        113,373      3,209,980     (1,949,862)        56,700         62,552
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      47,086         51,174          4,880          2,746         86,242        104,989         14,719         76,380

      95,333        172,382        264,030        118,569      1,429,201      3,629,051        634,676      1,375,505
        (697)        (4,458)           (26)          (345)          (944)        (6,605)           (30)          (101)
  (1,968,640)    (2,541,886)      (366,211)      (269,515)    (5,253,647)    (3,629,729)       (78,972)       (66,784)

    (672,791)    (2,386,302)      (221,903)      (455,643)    (1,460,349)    (3,883,275)      (457,268)       (83,665)
    (170,989)      (139,344)        (1,454)        (3,669)      (233,012)      (638,913)       (51,126)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (2,670,698)    (4,848,434)      (320,684)      (607,857)    (5,432,509)    (4,424,482)        61,999      1,301,335
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (182,095)   (10,105,182)      (195,609)      (494,484)    (2,222,529)    (6,374,344)       118,699      1,363,887



  12,252,063     22,357,245      1,490,504      1,984,988     24,890,569     31,264,913      1,472,071        108,184
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 12,069,968   $ 12,252,063   $  1,294,895   $  1,490,504   $ 22,668,040   $ 24,890,569   $  1,590,770   $  1,472,071
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 PUTNAM VT               PUTNAM VT              PUTNAM VT
                                                 DISCOVERY             INTERNATIONAL            SMALL CAP
                                                GROWTH FUND -          EQUITY FUND -           VALUE FUND -
                                                  CLASS IB               CLASS IB                CLASS IB
                                                   SHARES                 SHARES                  SHARES
                                           ---------------------  ---------------------   ---------------------
                                              2003        2002       2003        2002        2003        2002
                                           ---------   ---------  ---------   ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss) ..........  $      (7)  $      --  $    (129)  $    (129)  $  (1,162)  $    (880)
  Realized gain (loss) ..................        147          --          6          (8)        350      (1,816)
  Change in unrealized gain (loss)
    on investments ......................         --          --      6,748      (1,236)     46,567     (19,315)
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from operations .........        140          --      6,625      (1,373)     45,755     (22,011)
                                           ---------   ---------  ---------   ---------   ---------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........         --          --        179         837          --       4,331
  Participant transfers from other
    funding options .....................        500          --      1,833      22,808      10,206      87,543
  Administrative charges ................         --          --         --          --          --          (5)
  Contract surrenders ...................       (640)         --         --          --      (1,584)       (485)
  Participant transfers to other
    funding options .....................         --          --         --          --      (2,621)    (11,265)
  Other payments to participants ........         --          --         --          --          --          --
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (140)         --      2,012      23,645       6,001      80,119
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets         --          --      8,637      22,272      51,756      58,108


NET ASSETS:
    Beginning of year ...................         --          --     22,272          --      87,070      28,962
                                           ---------   ---------  ---------   ---------   ---------   ---------
    End of year .........................  $      --   $      --  $  30,909   $  22,272   $ 138,826   $  87,070
                                           =========   =========  =========   =========   =========   =========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

          ALL CAP                      HIGH YIELD
           FUND -                      BOND FUND -                   INVESTORS                    TOTAL RETURN
          CLASS I                        CLASS I                   FUND - CLASS I                FUND - CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$   (101,858)  $   (113,716)  $     62,035   $     76,337   $       (699)  $    (29,392)  $      4,646   $     (4,177)
    (169,190)      (371,582)        (7,622)       (29,868)      (127,662)      (303,032)        10,374        (51,502)

   3,109,224     (2,980,334)       214,525         28,213      1,911,814     (2,000,070)       327,963       (226,703)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,838,176     (3,465,632)       268,938         74,682      1,783,453     (2,332,494)       342,983       (282,382)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      36,158         57,790          2,000          2,412         41,985         66,833          2,000          5,662

     125,729        379,860        153,935         29,984         33,521        152,000         43,465         44,891
        (130)        (4,305)           (14)          (175)           (77)        (1,932)           (53)          (788)
    (903,925)      (938,358)      (420,946)      (106,763)      (582,111)      (678,421)      (230,150)      (268,116)

    (380,430)    (1,437,727)        (8,495)      (100,299)      (214,317)      (965,586)      (110,711)      (425,971)
     (89,315)       (63,310)        (9,575)       (17,116)       (66,249)      (105,721)       (32,778)       (40,301)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,211,913)    (2,006,050)      (283,095)      (191,957)      (787,248)    (1,532,827)      (328,227)      (684,623)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,626,263     (5,471,682)       (14,157)      (117,275)       996,205     (3,865,321)        14,756       (967,005)



   8,366,744     13,838,426      1,355,504      1,472,779      6,292,685     10,158,006      2,636,564      3,603,569
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  9,993,007   $  8,366,744   $  1,341,347   $  1,355,504   $  7,288,890   $  6,292,685   $  2,651,320   $  2,636,564
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                        SB
                                                    GOVERNMENT               SMITH BARNEY
                                                   PORTFOLIO -                GROWTH AND                  SMITH BARNEY
                                                     CLASS A                    INCOME                      LARGE CAP
                                                     SHARES                    PORTFOLIO                 CORE PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    18,450   $    13,121   $    (6,875)  $    (8,836)  $   (16,607)  $   (18,796)
  Realized gain (loss) ..................       33,565        35,794       (54,701)     (145,265)     (168,232)     (232,809)
  Change in unrealized gain (loss)
    on investments ......................      (67,821)       52,113       270,465      (173,658)      516,530      (486,323)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      (15,806)      101,028       208,889      (327,759)      331,691      (737,928)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        3,200         2,500         4,420           468           900         3,994
  Participant transfers from other
    funding options .....................      114,052        75,966        29,607            --        21,609        74,454
  Administrative charges ................           (5)         (214)           (5)         (479)          (32)       (1,437)
  Contract surrenders ...................      (92,888)     (154,591)      (88,317)     (142,546)     (158,890)     (136,814)
  Participant transfers to other
    funding options .....................     (325,870)     (133,509)      (40,228)     (200,188)     (103,339)     (325,081)
  Other payments to participants ........           --            --            --        (7,002)       (4,538)      (24,055)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (301,511)     (209,848)      (94,523)     (349,747)     (244,290)     (408,939)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets     (317,317)     (108,820)      114,366      (677,506)       87,401    (1,146,867)


NET ASSETS:
    Beginning of year ...................    1,530,365     1,639,185       823,119     1,500,625     1,736,105     2,882,972
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,213,048   $ 1,530,365   $   937,485   $   823,119   $ 1,823,506   $ 1,736,105
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         SMITH BARNEY
           PREMIER
          SELECTIONS
           ALL CAP                       EQUITY                                                  MERRILL LYNCH
            GROWTH                       INCOME                     LARGE CAP                      LARGE CAP
          PORTFOLIO                    PORTFOLIO                    PORTFOLIO                   CORE PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (17,905)  $    (21,950)  $     (3,094)  $     (3,886)  $    (85,325)  $   (104,437)  $    (21,029)  $    (32,190)
     (65,225)      (115,466)        (5,646)       (27,201)      (823,932)    (1,591,190)      (321,338)      (546,729)

     446,859       (416,503)       211,340       (107,331)     2,661,656     (1,281,958)       855,043       (606,734)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     363,729       (553,919)       202,600       (138,418)     1,752,399     (2,977,585)       512,676     (1,185,653)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         480         73,460         11,022          8,050         10,722         19,513          1,901          1,763

      28,161             24        123,678        117,431         59,506         44,744         62,653        136,216
         (16)          (604)            (2)          (230)          (130)        (5,196)           (50)        (1,291)
    (121,788)       (76,856)       (44,187)       (47,644)      (629,565)      (728,454)      (256,949)      (224,751)

     (25,043)      (234,720)       (18,022)      (285,784)      (383,523)    (1,387,202)      (145,367)      (520,004)
     (95,889)       (44,387)            --             --        (65,067)      (168,295)        (4,671)       (23,713)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (214,095)      (283,083)        72,489       (208,177)    (1,008,057)    (2,224,890)      (342,483)      (631,780)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     149,634       (837,002)       275,089       (346,595)       744,342     (5,202,475)       170,193     (1,817,433)



   1,220,031      2,057,033        675,526      1,022,121      8,244,733     13,447,208      2,874,195      4,691,628
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,369,665   $  1,220,031   $    950,615   $    675,526   $  8,989,075   $  8,244,733   $  3,044,388   $  2,874,195
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                       MFS                        MFS                      TRAVELERS
                                                     EMERGING                   MID CAP                     QUALITY
                                                      GROWTH                    GROWTH                        BOND
                                                    PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (12,513)  $   (16,480)  $   (45,128)  $   (64,681)  $   177,948   $   316,417
  Realized gain (loss) ..................     (338,209)     (334,695)     (692,230)   (1,567,326)       31,357       108,700
  Change in unrealized gain (loss)
    on investments ......................      567,240      (186,720)    1,705,009    (1,898,968)       76,055      (194,449)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      216,518      (537,895)      967,651    (3,530,975)      285,360       230,668
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        2,500        23,304         4,481        15,136        20,000        48,233
  Participant transfers from other
    funding options .....................       14,153        72,953        54,820       150,788       274,366       890,869
  Administrative charges ................           (6)         (557)          (58)       (2,674)          (20)         (865)
  Contract surrenders ...................      (51,955)      (48,681)     (164,213)     (305,363)     (516,052)     (470,610)
  Participant transfers to other
    funding options .....................     (140,973)     (126,143)     (168,451)     (695,433)      (22,697)     (733,634)
  Other payments to participants ........         (583)      (16,301)      (27,745)       (6,451)     (127,262)      (25,320)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (176,864)      (95,425)     (301,166)     (843,997)     (371,665)     (291,327)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       39,654      (633,320)      666,485    (4,374,972)      (86,305)      (60,659)


NET ASSETS:
    Beginning of year ...................      897,431     1,530,751     2,964,605     7,339,577     5,326,318     5,386,977
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   937,085   $   897,431   $ 3,631,090   $ 2,964,605   $ 5,240,013   $ 5,326,318
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                        MFS                      PIONEER                   SMITH BARNEY
        AIM CAPITAL                    TOTAL                    STRATEGIC                   AGGRESSIVE
       APPRECIATION                   RETURN                      INCOME                      GROWTH
         PORTFOLIO                   PORTFOLIO                  PORTFOLIO                    PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$   (80,429)  $  (105,571)  $    57,485   $   318,612   $    87,274   $   273,163   $   (79,954)  $   (85,206)
   (886,584)   (2,201,881)      (86,469)      199,368       (43,584)      (15,724)     (370,183)     (914,208)

  2,377,944        39,042       969,065    (1,079,400)      175,111      (202,269)    2,486,910    (2,728,618)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,410,931    (2,268,410)      940,081      (561,420)      218,801        55,170     2,036,773    (3,728,032)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      4,603        81,329        29,235        93,654        (3,492)        3,284       127,224       316,475

     28,625        70,170       265,952       740,362        97,957        16,524     1,325,282     2,836,559
        (96)       (3,917)          (99)       (1,776)          (16)         (276)         (369)       (2,517)
   (376,321)     (637,254)     (785,031)     (805,873)     (105,424)      (36,877)   (1,678,643)   (1,088,609)

   (287,545)   (1,202,320)     (257,020)     (925,383)     (177,732)     (111,440)     (360,149)   (1,394,242)
    (96,324)     (103,690)      (79,273)      (54,187)     (131,598)      (23,016)     (111,817)     (117,235)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


   (727,058)   (1,795,682)     (826,236)     (953,203)     (320,305)     (151,801)     (698,472)      550,431
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    683,873    (4,064,092)      113,845    (1,514,623)     (101,504)      (96,631)    1,338,301    (3,177,601)



  5,557,657     9,621,749     6,853,661     8,368,284     1,270,341     1,366,972     6,464,098     9,641,699
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 6,241,530   $ 5,557,657   $ 6,967,506   $ 6,853,661   $ 1,168,837   $ 1,270,341   $ 7,802,399   $ 6,464,098
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                SMITH BARNEY                                   SMITH BARNEY
                                                INTERNATIONAL         SMITH BARNEY                LARGE
                                                  ALL CAP               LARGE CAP             CAPITALIZATION
                                                   GROWTH                 VALUE                   GROWTH
                                                 PORTFOLIO              PORTFOLIO               PORTFOLIO
                                           ---------------------  ---------------------   ---------------------
                                              2003        2002       2003        2002        2003        2002
                                           ---------   ---------  ---------   ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss) ..........  $     100   $      --  $     369   $   1,715   $    (726)  $       4
  Realized gain (loss) ..................         63          --       (572)       (142)        530           4
  Change in unrealized gain (loss)
    on investments ......................      2,731          --     16,454     (21,476)     18,430         967
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from operations .........      2,894          --     16,251     (19,903)     18,234         975
                                           ---------   ---------  ---------   ---------   ---------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........         --          --         --          --          --          --
  Participant transfers from other
    funding options .....................     21,289          --     15,387       5,958      96,819      13,641
  Administrative charges ................         --          --         --          (6)         --          --
  Contract surrenders ...................       (606)         --     (2,607)     (2,881)     (3,588)         --
  Participant transfers to other
    funding options .....................         --          --       (532)        (44)         --          --
  Other payments to participants ........         --          --         --          --          --          --
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     20,683          --     12,248       3,027      93,231      13,641
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets     23,577          --     28,499     (16,876)    111,465      14,616


NET ASSETS:
    Beginning of year ...................         --          --     56,401      73,277      14,616          --
                                           ---------   ---------  ---------   ---------   ---------   ---------
    End of year .........................  $  23,577   $      --  $  84,900   $  56,401   $ 126,081   $  14,616
                                           =========   =========  =========   =========   =========   =========

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                EMERGING                  SMITH BARNEY
                                     COMSTOCK                    GROWTH                     SMALL CAP
       SMITH BARNEY                 PORTFOLIO -                PORTFOLIO -                   GROWTH
          MID CAP                    CLASS II                   CLASS II                  OPPORTUNITIES
      CORE PORTFOLIO                  SHARES                     SHARES                     PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    (3,864)  $    (2,238)  $    (1,306)  $      (975)  $      (134)  $       (81)  $   (37,506)  $   (45,914)
     (8,093)       (2,529)        1,034        (1,617)          (22)          (17)     (205,735)     (445,406)

     79,125       (34,656)       55,037       (16,313)        2,247        (2,663)    1,331,824      (754,138)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     67,168       (39,423)       54,765       (18,905)        2,091        (2,761)    1,088,583    (1,245,458)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      3,179         2,887            --         4,331            89            --        74,423        66,580

     60,225       244,823        61,944       151,372         2,917        10,327       360,556       406,552
         (1)          (25)           --            --            --            (6)          (44)       (1,524)
     (9,106)       (1,078)      (18,404)         (610)           --            --      (411,728)     (402,983)

    (81,975)       (9,624)          (53)       (9,888)           --            --      (185,691)     (633,403)
         --            --            --            --            --            --        (8,678)      (43,497)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    (27,678)      236,983        43,487       145,205         3,006        10,321      (171,162)     (608,275)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

     39,490       197,560        98,252       126,300         5,097         7,560       917,421    (1,853,733)



    280,255        82,695       155,531        29,231         7,560            --     2,833,057     4,686,790
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   319,745   $   280,255   $   253,783   $   155,531   $    12,657   $     7,560   $ 3,750,478   $ 2,833,057
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      EQUITY -
                                                       INCOME                       GROWTH                     HIGH INCOME
                                                    PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -
                                                   INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    205,146   $    250,210   $   (181,413)  $   (248,735)  $    482,661   $    819,127
  Realized gain (loss) ..................    (1,499,359)      (953,743)    (2,633,392)    (4,974,166)    (1,271,938)    (1,706,217)
  Change in unrealized gain (loss)
    on investments ......................     7,302,517     (5,538,315)     8,491,717     (5,806,807)     2,511,754      1,000,016
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     6,008,304     (6,241,848)     5,676,912    (11,029,708)     1,722,477        112,926
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       112,562         56,382         49,182         87,407        162,444         76,781
  Participant transfers from other
    funding options .....................       993,995      1,214,637        468,501      1,374,564      1,052,174        287,464
  Administrative charges ................        (1,251)        (8,919)          (738)        (9,811)          (225)        (1,653)
  Contract surrenders ...................    (4,540,614)    (3,558,290)    (2,482,860)    (3,210,308)    (1,748,495)    (1,291,402)
  Participant transfers to other
    funding options .....................    (1,832,908)    (3,453,026)    (1,409,114)    (5,129,394)      (750,319)      (741,899)
  Other payments to participants ........      (252,310)      (400,992)      (332,634)      (357,963)       (71,705)       (55,737)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (5,520,526)    (6,150,208)    (3,707,663)    (7,245,505)    (1,356,126)    (1,726,446)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       487,778    (12,392,056)     1,969,249    (18,275,213)       366,351     (1,613,520)


NET ASSETS:
    Beginning of year ...................    24,523,475     36,915,531     20,460,598     38,735,811      7,178,131      8,791,651
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 25,011,253   $ 24,523,475   $ 22,429,847   $ 20,460,598   $  7,544,482   $  7,178,131
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         OVERSEAS                    CONTRAFUND(R)                  CONTRAFUND(R)                   INDEX 500
        PORTFOLIO -                   PORTFOLIO -                    PORTFOLIO -                   PORTFOLIO -
       INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS 2                INITIAL CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     (5,153)  $    (11,577)  $   (162,821)  $    (67,976)  $    (12,776)  $     (7,808)  $    196,519   $    195,759
  (1,173,864)    (1,123,431)    (1,038,394)    (1,763,738)       (30,188)      (104,085)    (2,262,148)    (3,371,137)

   2,699,190       (329,442)     7,447,111     (1,575,591)       322,641        (36,798)    11,974,903    (12,110,823)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,520,173     (1,464,450)     6,245,896     (3,407,305)       279,677       (148,691)     9,909,274    (15,286,201)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,958         18,221         65,225        103,719          4,000             --        130,494        219,670

      85,665         80,234        976,976      2,263,328        148,178        207,665      2,663,178      1,898,876
        (162)        (1,346)        (1,038)        (9,101)           (18)          (494)        (1,711)       (16,204)
  (1,153,134)    (1,091,624)    (4,466,773)    (3,224,446)       (45,125)      (182,812)    (7,461,193)    (7,886,333)

    (478,166)      (621,497)    (1,722,733)    (4,968,742)       (34,669)      (173,803)    (4,103,572)    (7,737,796)
     (40,430)       (40,387)      (209,504)      (322,860)       (27,877)        (2,881)      (334,521)      (605,822)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,584,269)    (1,656,399)    (5,357,847)    (6,158,102)        44,489       (152,325)    (9,107,325)   (14,127,609)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (64,096)    (3,120,849)       888,049     (9,565,407)       324,166       (301,016)       801,949    (29,413,810)



   4,774,477      7,895,326     26,329,328     35,894,735      1,082,693      1,383,709     42,086,877     71,500,687
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,710,381   $  4,774,477   $ 27,217,377   $ 26,329,328   $  1,406,859   $  1,082,693   $ 42,888,826   $ 42,086,877
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      DYNAMIC
                                                      CAPITAL
                                                    APPRECIATION
                                                    PORTFOLIO -
                                                      SERVICE
                                                      CLASS 2                        COMBINED
                                           -----------------------------  -----------------------------
                                                2003            2002           2003            2002
                                           -------------   -------------  -------------   -------------
OPERATIONS:
  Net investment income (loss) ..........  $         (47)  $          --  $     436,170   $   1,188,238
  Realized gain (loss) ..................              1              --    (26,054,364)    (42,513,795)
  Change in unrealized gain (loss)
    on investments ......................            683              --    102,512,961     (67,729,914)
                                           -------------   -------------  -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........            637              --     76,894,767    (109,055,471)
                                           -------------   -------------  -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........             --              --      1,534,755       2,475,061
  Participant transfers from other
    funding options .....................          7,269              --     20,669,199      39,964,788
  Administrative charges ................             --              --        (13,107)       (136,746)
  Contract surrenders ...................             --              --    (67,473,374)    (58,756,448)
  Participant transfers to other
    funding options .....................             --              --    (32,871,431)    (73,057,595)
  Other payments to participants ........             --              --     (4,405,478)     (4,935,538)
                                           -------------   -------------  -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          7,269              --    (82,559,436)    (94,446,478)
                                           -------------   -------------  -------------   -------------

    Net increase (decrease) in net assets          7,906              --     (5,664,669)   (203,501,949)


NET ASSETS:
    Beginning of year ...................             --              --    379,739,488     583,241,437
                                           -------------   -------------  -------------   -------------
    End of year .........................  $       7,906   $          --  $ 374,074,819   $ 379,739,488
                                           =============   =============  =============   =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

First Citicorp Life Variable Annuity Separate Account ("Separate Account FCLIC") is a separate account of First Citicorp Life Insurance Company ("The Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account FCLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account FCLIC includes the CitiVariable Annuity and CitiElite Annuity products.

Participant purchase payments applied to Separate Account FCLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, investments comprising Separate Account FCLIC were:

     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc. Delaware business trust
         AIM V.I. Balanced Fund - Series I
         AIM V.I. Capital Appreciation Fund - Series I
         AIM V.I. Core Equity Fund - Series I
         AIM V.I. Government Securities Fund - Series I
         AIM V.I. Growth Fund - Series I
         AIM V.I. International Growth Fund - Series I
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
         AllianceBernstein Technology Portfolio - Class B (Formerly Technology
           Portfolio - Class B)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     MFS Variable Insurance Trust, Massachusetts business trust
         MFS(R) Bond Series
         MFS(R) Emerging Growth Series
         MFS(R) Money Market Series
         MFS(R) Research Series
         MFS(R) Strategic Income Series
         MFS(R) Total Return Series
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Total Return Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         SB Government Portfolio - Class A Shares (Formerly Smith Barney
           Government Portfolio)
         Smith Barney Growth and Income Portfolio
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Equity Income Portfolio
         Large Cap Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         Smith Barney Aggressive Growth Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity - Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
         Overseas Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class 2
         Index 500 Portfolio - Initial Class
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account FCLIC in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account FCLIC form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account FCLIC. Separate Account FCLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account FCLIC adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $20,643,814 and $102,695,774, respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $432,314,809 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $5,436,929. Gross unrealized depreciation for all investments at December 31, 2003 was $63,622,011.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                       FCLIC
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Asset-based Charges
                                                                              ------------------------------------------------------
   Separate Account Charge (1)                                                                                   Total
    (as identified in Note 4)          Product                                   M&E       ADM                   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.99%          CitiVariable Annuity Contracts           0.84%     0.15%                  0.99%
                                       (Applies to contracts
                                          issued prior to February 1, 1999)

Separate Account Charge 1.40% (CE)     CitiElite Annuity Contracts              1.25%     0.15%                  1.40%

Separate Account Charge 1.40% (CV)     CitiVariable Annuity Contracts           1.25%     0.15%                  1.40%
                                       (Applies to contracts
                                          issued on or after February 1, 1999)
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

Annual charges are assessed through the redemption of units in the accumulation phase and paid to The Company to cover contract administrative charges as follows;

----------------------------------------------------------------------------------------------------
Product                                Annual charge
----------------------------------------------------------------------------------------------------
CitiVariable Annuity Contracts         $30  - waived if the contract value is at least $25,000 or if
                                            $2,500 has been added ($2,000 for Qualified Contracts)
                                            to the contract in the last 12 months
CitiElite                              $30 for all contracts
----------------------------------------------------------------------------------------------------

The Company will apply a withdrawal charge, assessed through the redemption of units, as a percentage of purchase payments withdrawn as follows;

--------------------------------------------------------------------------------
Product                           Withdrawal/Surrender charge
--------------------------------------------------------------------------------

CitiVariable Annuity Contracts    Up to 7% decreasing to 0% in years 6 and later
CitiElite                         Up to 7% decreasing to 0% in years 8 and later
--------------------------------------------------------------------------------

In the annuity phase of the CitiElite product, if the Variable Liquidity Benefit is selected, a withdrawal charge will be applied to the amount withdrawn. The maximum charge is 7% decreasing to 0% in years eight and later and assessed through the redemption of units.

Withdrawal/surrender charges for Separate Account FCLIC include $538,455 and $976,895 for the years ended December 31, 2003 and 2002, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
High Yield Bond Trust
    Separate Account Charges 1.40% (CE) ...............................            663,301       $  1.398         $     927,274

Money Market Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,573,792          1.087             1,711,717

AIM Variable Insurance Funds, Inc.
  AIM V.I. Balanced Fund - Series I
    Separate Account Charges 0.99% ....................................                 --          0.872                    --
    Separate Account Charges 1.40% (CE) ...............................              8,661          0.862                 7,471
    Separate Account Charges 1.40% (CV) ...............................                 --          0.862                    --
  AIM V.I. Capital Appreciation Fund - Series I
    Separate Account Charges 0.99% ....................................          5,908,175          1.815            10,724,146
    Separate Account Charges 1.40% (CV) ...............................          1,239,664          1.767             2,190,793
  AIM V.I. Core Equity Fund - Series I
    Separate Account Charges 0.99% ....................................          7,377,114          1.323             9,756,455
    Separate Account Charges 1.40% (CV) ...............................          3,327,004          1.288             4,283,982
  AIM V.I. Government Securities Fund - Series I
    Separate Account Charges 0.99% ....................................          5,148,393          1.377             7,089,297
    Separate Account Charges 1.40% (CV) ...............................          3,484,432          1.349             4,702,444
  AIM V.I. Growth Fund - Series I
    Separate Account Charges 0.99% ....................................          2,729,119          0.984             2,684,656
    Separate Account Charges 1.40% (CV) ...............................          2,222,143          0.958             2,128,304
  AIM V.I. International Growth Fund - Series I
    Separate Account Charges 0.99% ....................................          6,203,316          1.081             6,706,395
    Separate Account Charges 1.40% (CV) ...............................          1,730,754          1.053             1,821,748
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.99% ....................................         10,880,605          1.253            13,628,136
    Separate Account Charges 1.40% (CE) ...............................          3,280,257          0.592             1,942,223
    Separate Account Charges 1.40% (CV) ...............................          6,696,387          1.220             8,166,165

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 0.99% ....................................                 --          0.944                    --
    Separate Account Charges 1.40% (CE) ...............................             99,615          0.933                92,982
    Separate Account Charges 1.40% (CV) ...............................                 --          0.933                    --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 0.99% ....................................                 --          0.729                    --
    Separate Account Charges 1.40% (CE) ...............................              7,327          0.721                 5,283
    Separate Account Charges 1.40% (CV) ...............................                 --          0.721                    --
  AllianceBernstein Technology Portfolio - Class B
    Separate Account Charges 1.40% (CE) ...............................          3,137,903          0.388             1,218,023

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% (CE) ...............................          1,804,874          1.052             1,900,031
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% (CE) ...............................          3,584,444          0.965             3,461,498

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.99% ....................................          7,362,523       $  1.004         $   7,391,417
    Separate Account Charges 1.40% (CE) ...............................            855,682          0.992               849,221
    Separate Account Charges 1.40% (CV) ...............................          1,255,255          0.992             1,245,776
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% (CE) ...............................          1,674,934          2.657             4,450,103
  Fundamental Value Portfolio
    Separate Account Charges 0.99% ....................................                 --          0.994                    --
    Separate Account Charges 1.40% (CE) ...............................            607,296          0.983               597,237
    Separate Account Charges 1.40% (CV) ...............................                 --          0.983                    --

MFS Variable Insurance Trust
  MFS(R) Bond Series
    Separate Account Charges 0.99% ....................................          3,681,345          1.509             5,555,803
    Separate Account Charges 1.40% (CV) ...............................          1,753,441          1.479             2,593,512
  MFS(R) Emerging Growth Series
    Separate Account Charges 0.99% ....................................         11,046,532          1.201            13,259,888
    Separate Account Charges 1.40% (CV) ...............................          3,210,027          1.169             3,751,540
  MFS(R) Money Market Series
    Separate Account Charges 0.99% ....................................          2,700,139          1.267             3,420,129
    Separate Account Charges 1.40% (CV) ...............................            514,566          1.241               638,804
  MFS(R) Research Series
    Separate Account Charges 0.99% ....................................          8,578,086          1.170            10,038,676
    Separate Account Charges 1.40% (CV) ...............................          1,782,758          1.139             2,031,292
  MFS(R) Strategic Income Series
    Separate Account Charges 0.99% ....................................            805,490          1.427             1,149,542
    Separate Account Charges 1.40% (CV) ...............................            103,919          1.399               145,353
  MFS(R) Total Return Series
    Separate Account Charges 0.99% ....................................          9,249,278          1.628            15,058,854
    Separate Account Charges 1.40% (CV) ...............................          4,768,657          1.596             7,609,186

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.99% ....................................                 --          1.188                    --
    Separate Account Charges 1.40% (CE) ...............................          1,353,478          1.175             1,590,770
    Separate Account Charges 1.40% (CV) ...............................                 --          1.175                    --

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.99% ....................................                 --          0.898                    --
    Separate Account Charges 1.40% (CE) ...............................             34,786          0.888                30,909
    Separate Account Charges 1.40% (CV) ...............................                 --          0.888                    --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.99% ....................................                 --          1.324                    --
    Separate Account Charges 1.40% (CE) ...............................            105,996          1.310               138,826
    Separate Account Charges 1.40% (CV) ...............................                 --          1.310                    --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................          7,582,500          1.318             9,993,007
  High Yield Bond Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................            986,566          1.360             1,341,347

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................          6,761,800       $  1.078         $   7,288,890
  Total Return Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................          2,485,696          1.067             2,651,320

Smith Barney Investment Series
  SB Government Portfolio - Class A Shares
    Separate Account Charges 1.40% (CE) ...............................            989,320          1.226             1,213,048
  Smith Barney Growth and Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,090,231          0.860               937,485
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.40% (CE) ...............................          2,203,344          0.828             1,823,506
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,223,936          1.119             1,369,665

The Travelers Series Trust
  Equity Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................            863,508          1.101               950,615
  Large Cap Portfolio
    Separate Account Charges 1.40% (CE) ...............................         11,401,876          0.788             8,989,075
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% (CE) ...............................          4,020,096          0.757             3,044,388
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................          2,227,491          0.421               937,085
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................          4,177,838          0.869             3,631,090
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% (CE) ...............................          4,244,612          1.234             5,240,013

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% (CE) ...............................          7,049,926          0.886             6,241,530
  MFS Total Return Portfolio
    Separate Account Charges 1.40% (CE) ...............................          5,800,484          1.202             6,967,506
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................            933,064          1.253             1,168,837
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.99% ....................................          5,613,521          0.929             5,215,180
    Separate Account Charges 1.40% (CE) ...............................          1,258,492          0.918             1,155,826
    Separate Account Charges 1.40% (CV) ...............................          1,558,536          0.918             1,431,393
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.99% ....................................                 --          0.735                    --
    Separate Account Charges 1.40% (CE) ...............................             32,427          0.727                23,577
    Separate Account Charges 1.40% (CV) ...............................                 --          0.727                    --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.99% ....................................                 --          0.858                    --
    Separate Account Charges 1.40% (CE) ...............................            100,041          0.849                84,900
    Separate Account Charges 1.40% (CV) ...............................                 --          0.849                    --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.99% ....................................                 --          1.007                    --
    Separate Account Charges 1.40% (CE) ...............................            126,606          0.996               126,081
    Separate Account Charges 1.40% (CV) ...............................                 --          0.996                    --

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Travelers Series Fund Inc. (continued)
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 0.99% ....................................                 --       $  0.975         $          --
    Separate Account Charges 1.40% (CE) ...............................            331,586          0.964               319,745
    Separate Account Charges 1.40% (CV) ...............................                 --          0.964                    --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.99% ....................................                 --          0.955                    --
    Separate Account Charges 1.40% (CE) ...............................            268,726          0.944               253,783
    Separate Account Charges 1.40% (CV) ...............................                 --          0.944                    --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.99% ....................................                 --          0.691                    --
    Separate Account Charges 1.40% (CE) ...............................             18,511          0.684                12,657
    Separate Account Charges 1.40% (CV) ...............................                 --          0.684                    --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.99% ....................................          1,366,195          1.330             1,817,181
    Separate Account Charges 1.40% (CE) ...............................          1,075,068          1.320             1,418,672
    Separate Account Charges 1.40% (CV) ...............................            397,390          1.295               514,625

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................         12,544,522          1.516            19,014,635
    Separate Account Charges 1.40% (CV) ...............................          4,063,300          1.476             5,996,618
  Growth Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          5,948,491          2.212            13,161,443
    Separate Account Charges 1.40% (CV) ...............................          4,302,465          2.154             9,268,404
  High Income Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          5,214,298          0.998             5,205,755
    Separate Account Charges 1.40% (CV) ...............................          2,390,290          0.978             2,338,727
  Overseas Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          3,292,343          1.199             3,945,878
    Separate Account Charges 1.40% (CV) ...............................            655,166          1.167               764,503

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................         10,287,799          1.754            18,048,880
    Separate Account Charges 1.40% (CV) ...............................          5,367,576          1.708             9,168,497
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% (CE) ...............................          1,546,685          0.910             1,406,859
  Index 500 Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................         20,362,837          1.432            29,157,455
    Separate Account Charges 1.40% (CV) ...............................          9,849,405          1.394            13,731,371

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.99% ....................................                 --       $  0.981         $          --
    Separate Account Charges 1.40% (CE) ...............................              8,146          0.971                 7,906
    Separate Account Charges 1.40% (CV) ...............................                 --          0.971                    --
                                                                                                                  -------------

Net Contract Owners' Equity ...........................................                                           $ 374,074,819
                                                                                                                  =============

5. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                           -----------------------------------------------------
INVESTMENTS                                                                   NO. OF        MARKET       COST OF       PROCEEDS
                                                                              SHARES        VALUE       PURCHASES     FROM SALES
                                                                           -----------   -----------   -----------   -----------
HIGH YIELD BOND TRUST (0.2%)
    Total (Cost $868,879)                                                       95,026   $   927,453   $   135,224   $   130,504
                                                                           -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (0.5%)
    Total (Cost $1,711,170)                                                  1,711,170     1,711,170        50,090     1,628,456
                                                                           -----------   -----------   -----------   -----------

AIM VARIABLE INSURANCE FUNDS, INC. (20.3%)
  AIM V.I. Balanced Fund - Series I (Cost $7,297)                                  748         7,473         1,087           216
  AIM V.I. Capital Appreciation Fund - Series I (Cost $14,841,695)             606,992    12,916,800       143,277     3,447,017
  AIM V.I. Core Equity Fund - Series I (Cost $15,588,912)                      670,610    14,042,566       221,433     3,153,645
  AIM V.I. Government Securities Fund - Series I (Cost $11,069,674)            964,318    11,793,610       714,645     7,668,269
  AIM V.I. Growth Fund - Series I (Cost $8,288,570)                            324,594     4,813,726       167,556     1,094,504
  AIM V.I. International Growth Fund - Series I (Cost $10,800,988)             531,757     8,529,386       187,749     2,017,120
  AIM V.I. Premier Equity Fund - Series I (Cost $31,576,079)                 1,173,520    23,740,310       256,378     5,997,421
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $92,173,215)                                                 4,272,539    75,843,871     1,692,125    23,378,192
                                                                           -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $83,532)         4,302        93,000        22,529        16,506
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $5,930)               248         5,284            --            66
  AllianceBernstein Technology Portfolio - Class B (Cost $2,564,006)            84,896     1,218,254        36,389       181,537
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $2,653,468)                                                     89,446     1,316,538        58,918       198,109
                                                                           -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.4%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $2,549,218)                   108,939     1,898,804        43,642       246,064
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $4,900,466)         282,581     3,458,792        73,290       547,412
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $7,449,684)                                                    391,520     5,357,596       116,932       793,476
                                                                           -----------   -----------   -----------   -----------

GREENWICH STREET SERIES FUND (3.9%)
  Appreciation Portfolio (Cost $9,520,642)                                     435,820     9,487,806     1,009,770     1,954,943
  Equity Index Portfolio - Class II Shares (Cost $5,465,709)                   164,061     4,450,966       170,653       798,035
  Fundamental Value Portfolio (Cost $527,770)                                   29,749       597,350       242,625        43,622
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $15,514,121)                                                   629,630    14,536,122     1,423,048     2,796,600
                                                                           -----------   -----------   -----------   -----------

MFS VARIABLE INSURANCE TRUST (17.4%)
  MFS(R) Bond Series (Cost $7,557,984)                                         668,628     8,150,572     1,247,064     2,866,824
  MFS(R) Emerging Growth Series (Cost $24,258,419)                           1,096,965    17,013,929       218,066     3,565,307
  MFS(R) Money Market Series (Cost $4,060,004)                               4,060,004     4,060,004     3,321,906    12,515,833
  MFS(R) Research Series (Cost $15,529,355)                                    904,248    12,071,709       163,429     2,877,787
  MFS(R) Strategic Income Series (Cost $1,202,667)                             117,521     1,295,079       318,137       573,247
  MFS(R) Total Return Series (Cost $20,540,547)                              1,157,894    22,671,572     1,154,200     6,426,367
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $73,148,976)                                                 8,005,260    65,262,865     6,422,802    28,825,365
                                                                           -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (0.4%)
  Total Return Portfolio - Administrative Class
    Total (Cost $1,558,911)                                                    153,579     1,591,076       692,021       592,727
                                                                           -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.0%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $0)                       --            --           500           647
  Putnam VT International Equity Fund - Class IB Shares (Cost $25,403)           2,406        30,914         2,234           348
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $109,367)               7,663       138,852        10,582         5,730
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $134,770)                                                       10,069       169,766        13,316         6,725
                                                                           -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                            FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                               -----------------------------------------------------
INVESTMENTS                                                                       NO. OF        MARKET       COST OF       PROCEEDS
                                                                                  SHARES        VALUE       PURCHASES     FROM SALES
                                                                               -----------   -----------   -----------   -----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (5.7%)
  All Cap Fund - Class I (Cost $9,141,418)                                         639,881   $ 9,994,937   $   152,279   $ 1,465,399
  High Yield Bond Fund - Class I (Cost $1,292,764)                                 141,669     1,341,605       222,436       443,445
  Investors Fund - Class I (Cost $7,125,474)                                       574,491     7,290,291       153,573       941,084
  Total Return Fund - Class I (Cost $2,580,768)                                    246,682     2,651,826       113,533       406,322
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $20,140,424)                                                     1,602,723    21,278,659       641,821     3,256,250
                                                                               -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (1.4%)
  SB Government Portfolio - Class A Shares (Cost $1,142,626)                       106,149     1,213,281       154,113       437,175
  Smith Barney Growth and Income Portfolio (Cost $1,063,679)                       105,237       937,663        37,168       138,513
  Smith Barney Large Cap Core Portfolio (Cost $2,448,498)                          210,364     1,823,853        21,602       282,417
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $1,482,705)       116,194     1,369,927        28,088       260,013
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $6,137,508)                                                        537,944     5,344,724       240,971     1,118,118
                                                                               -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (6.1%)
  Equity Income Portfolio (Cost $871,973)                                           57,311       950,796       142,657        73,184
  Large Cap Portfolio (Cost $13,326,397)                                           682,154     8,990,792        88,578     1,181,513
  Merrill Lynch Large Cap Core Portfolio (Cost $4,604,909)                         387,894     3,044,969        74,515       437,885
  MFS Emerging Growth Portfolio (Cost $2,104,602)                                  100,242       937,264        16,487       205,822
  MFS Mid Cap Growth Portfolio (Cost $7,846,186)                                   527,876     3,631,784        65,968       412,021
  Travelers Quality Bond Portfolio (Cost $5,188,085)                               467,531     5,241,024       532,359       714,240
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $33,942,152)                                                     2,223,008    22,796,629       920,564     3,024,665
                                                                               -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (6.1%)
  AIM Capital Appreciation Portfolio (Cost $10,946,556)                            620,550     6,242,728        30,858       838,000
  MFS Total Return Portfolio (Cost $6,914,265)                                     429,647     6,968,869       369,889     1,138,326
  Pioneer Strategic Income Portfolio (Cost $1,323,648)                             129,180     1,169,075       181,319       414,308
  Smith Barney Aggressive Growth Portfolio (Cost $8,128,272)                       641,743     7,803,599     1,038,063     1,816,066
  Smith Barney International All Cap Growth Portfolio (Cost $20,850)                 2,124        23,581        21,506           719
  Smith Barney Large Cap Value Portfolio (Cost $88,754)                              5,112        84,916        16,612         3,989
  Smith Barney Large Capitalization Growth Portfolio (Cost $106,708)                 8,776       126,104        96,802         4,277
  Smith Barney Mid Cap Core Portfolio (Cost $275,280)                               24,695       319,806        63,098        94,623
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $27,804,333)                                                     1,861,827    22,738,678     1,818,147     4,310,308
                                                                               -----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $216,347)                              21,603       253,831        63,377        21,172
  Emerging Growth Portfolio - Class II Shares (Cost $13,075)                           523        12,659         3,001           128
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $229,422)                                                           22,126       266,490        66,378        21,300
                                                                               -----------   -----------   -----------   -----------

VARIABLE ANNUITY PORTFOLIOS (1.0%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $3,978,800)                                                        372,133     3,751,103       403,746       612,165
                                                                               -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND (16.0%)
  Equity - Income Portfolio - Initial Class (Cost $25,726,346)                   1,079,162    25,014,968       988,104     6,302,628
  Growth Portfolio - Initial Class (Cost $29,769,859)                              722,725    22,433,386       512,646     4,400,754
  High Income Portfolio - Initial Class (Cost $10,275,083)                       1,085,703     7,545,635     1,464,378     2,337,546
  Overseas Portfolio - Initial Class (Cost $6,102,463)                             302,184     4,711,055        96,771     1,686,061
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $71,873,751)                                                     3,189,774    59,705,044     3,061,899    14,726,989
                                                                               -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                          ---------------------------------------------------------
INVESTMENTS                                                                  NO. OF         MARKET        COST OF        PROCEEDS
                                                                             SHARES         VALUE        PURCHASES      FROM SALES
                                                                          ------------   ------------   ------------   ------------
VARIABLE INSURANCE PRODUCTS FUND II (19.1%)
  Contrafund(R) Portfolio - Initial Class (Cost $27,039,539)                 1,176,894   $ 27,221,553   $    900,380   $  6,420,066
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,397,210)                   61,366      1,407,126        150,868        119,053
  Index 500 Portfolio - Initial Class (Cost $44,551,252)                       340,088     42,895,357      1,827,295     10,736,660
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $72,988,001)                                                 1,578,348     71,524,036      2,878,543     17,275,779
                                                                          ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Total (Cost $7,224)                                                          1,126          7,907          7,269             46
                                                                          ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $432,314,809)                                                                    $374,129,727   $ 20,643,814   $102,695,774
                                                                                         ============   ============   ============

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                    ENDED  UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  -------  ------  -------------  -------  ---------  -----------  -----------------
HIGH YIELD BOND TRUST                                2003     663          1.398      927      7.44          1.40              27.32
                                                     2002     702          1.098      770     13.32          1.40               3.20
                                                     2001     933          1.064      993      6.48          1.40               8.02

MONEY MARKET PORTFOLIO                               2003   1,574          1.087    1,712      0.80          1.40             (0.64)
                                                     2002   3,007          1.094    3,291      1.38          1.40                 --
                                                     2001   3,340          1.094    3,656      3.48          1.40               2.24
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Balanced Fund - Series I                  2003       9          0.862        7      2.08          1.40              14.63
                                                     2002       8          0.752        6      3.38          1.40            (18.26)
                                                     2001       4          0.920        4      1.72          1.40               4.19

  AIM V.I. Capital Appreciation Fund - Series I      2003   7,148  1.767 - 1.815   12,915        --   0.99 - 1.40      27.67 - 28.18
                                                     2002   9,160  1.384 - 1.416   12,920        --   0.99 - 1.40  (25.39) - (25.08)
                                                     2001  11,674  1.855 - 1.890   22,005        --   0.99 - 1.40  (24.38) - (24.04)

  AIM V.I. Core Equity Fund - Series I               2003  10,704  1.288 - 1.323   14,040      0.95   0.99 - 1.40      22.67 - 23.18
                                                     2002  13,265  1.050 - 1.074   14,149      0.29   0.99 - 1.40  (16.73) - (16.36)
                                                     2001  17,201  1.261 - 1.284   21,984      0.04   0.99 - 1.40  (23.90) - (23.62)

  AIM V.I. Government Securities Fund - Series I     2003   8,633  1.349 - 1.377   11,792      1.82   0.99 - 1.40      (0.37) - 0.07
                                                     2002  13,805  1.354 - 1.376   18,889      1.99   0.99 - 1.40        8.06 - 8.52
                                                     2001  13,288  1.253 - 1.268   16,776      3.14   0.99 - 1.40        4.94 - 5.40

  AIM V.I. Growth Fund - Series I                    2003   4,951  0.958 - 0.984    4,813        --   0.99 - 1.40      29.46 - 29.99
                                                     2002   5,998  0.740 - 0.757    4,500        --   0.99 - 1.40  (31.92) - (31.68)
                                                     2001   7,867  1.087 - 1.108    8,655      0.19   0.99 - 1.40  (34.83) - (34.52)

  AIM V.I. International Growth Fund - Series I      2003   7,934  1.053 - 1.081    8,528      0.51   0.99 - 1.40      27.33 - 27.78
                                                     2002   9,925  0.827 - 0.846    8,358      0.49   0.99 - 1.40  (16.88) - (16.49)
                                                     2001  13,399  0.995 - 1.013   13,529      0.28   0.99 - 1.40  (24.56) - (24.35)

  AIM V.I. Premier Equity Fund - Series I            2003  20,857  0.592 - 1.253   23,737      0.29   0.99 - 1.40      23.33 - 23.94
                                                     2002  26,284  0.480 - 1.011   24,371      0.29   0.99 - 1.40  (31.23) - (30.99)
                                                     2001  34,360  0.698 - 1.465   46,060      0.12   0.99 - 1.40  (13.83) - (13.42)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                              2003     100          0.933       93      0.94          1.40              30.31
                                                     2002      91          0.716       65      0.50          1.40            (23.34)
                                                     2001       8          0.934        7        --          1.40             (4.79)
  AllianceBernstein Premier Growth
    Portfolio - Class B                              2003       7          0.721        5        --          1.40              21.59
                                                     2002       7          0.593        4        --          1.40            (31.76)
                                                     2001       2          0.869        2        --          1.40               0.93
  AllianceBernstein Technology Portfolio
    - Class B                                        2003   3,138          0.388    1,218        --          1.40              41.61
                                                     2002   3,553          0.274      973        --          1.40            (42.56)
                                                     2001   4,368          0.477    2,084        --          1.40            (26.50)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                    ENDED  UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  -------  ------  -------------  -------  ---------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares           2003   1,805          1.052    1,900        --          1.40              35.39
                                                     2002   2,007          0.777    1,561      0.25          1.40            (29.68)
                                                     2001   2,355          1.105    2,605      0.38          1.40            (16.48)
  Templeton Foreign Securities Fund -
    Class 2 Shares                                   2003   3,584          0.965    3,461      1.76          1.40              30.41
                                                     2002   4,192          0.740    3,105      1.63          1.40            (19.65)
                                                     2001   5,705          0.921    5,261      3.00          1.40            (17.25)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                             2003   9,473  0.992 - 1.004    9,486      0.64   0.99 - 1.40      22.77 - 23.34
                                                     2002  10,533  0.808 - 0.814    8,562      1.39   0.99 - 1.40  (18.63) - (18.36)
                                                     2001  12,218  0.993 - 0.997   12,175      1.14   0.99 - 1.40    (4.43) - (4.13)

  Equity Index Portfolio - Class II Shares           2003   1,675          2.657    4,450      0.98          1.40              25.98
                                                     2002   1,942          2.109    4,097      1.66          1.40            (23.48)
                                                     2001   2,370          2.756    6,530      0.69          1.40            (13.58)

  Fundamental Value Portfolio                        2003     607          0.983      597      0.78          1.40              36.72
                                                     2002     372          0.719      268      1.06          1.40            (22.44)
                                                     2001     287          0.927      266      0.14          1.40             (7.58)
MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                                 2003   5,435  1.479 - 1.509    8,149      5.89   0.99 - 1.40        7.88 - 8.25
                                                     2002   6,844  1.371 - 1.394    9,496      6.06   0.99 - 1.40        7.36 - 7.89
                                                     2001   7,853  1.277 - 1.292   10,117      6.06   0.99 - 1.40        7.22 - 7.58

  MFS(R) Emerging Growth Series                      2003  14,257  1.169 - 1.201   17,011        --   0.99 - 1.40      28.46 - 29.00
                                                     2002  17,285  0.910 - 0.931   16,016        --   0.99 - 1.40  (34.72) - (34.44)
                                                     2001  22,782  1.394 - 1.420   32,227        --   0.99 - 1.40  (34.40) - (34.14)

  MFS(R) Money Market Series                         2003   3,215  1.241 - 1.267    4,059      0.64   0.99 - 1.40    (0.80) - (0.31)
                                                     2002  10,441  1.251 - 1.271   13,252      1.31   0.99 - 1.40      (0.16) - 0.24
                                                     2001  13,432  1.253 - 1.268   17,001      3.48   0.99 - 1.40        2.29 - 2.76

  MFS(R) Research Series                             2003  10,361  1.139 - 1.170   12,070      0.68   0.99 - 1.40      22.87 - 23.42
                                                     2002  12,971  0.927 - 0.948   12,252      0.28   0.99 - 1.40  (25.54) - (25.30)
                                                     2001  17,668  1.245 - 1.269   22,357      0.01   0.99 - 1.40  (22.38) - (22.00)

  MFS(R) Strategic Income Series                     2003     909  1.399 - 1.427    1,295      5.63   0.99 - 1.40        8.87 - 9.26
                                                     2002   1,143  1.285 - 1.306    1,491      4.08   0.99 - 1.40        6.91 - 7.31
                                                     2001   1,633  1.202 - 1.217    1,985      3.75   0.99 - 1.40        3.26 - 3.75

  MFS(R) Total Return Series                         2003  14,018  1.596 - 1.628   22,668      1.80   0.99 - 1.40      14.74 - 15.13
                                                     2002  17,686  1.391 - 1.414   24,891      1.73   0.99 - 1.40    (6.52) - (6.11)
                                                     2001  20,833  1.488 - 1.506   31,265      2.21   0.99 - 1.40    (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class      2003   1,353          1.175    1,591      2.88          1.40               3.52
                                                     2002   1,297          1.135    1,472      4.04          1.40               7.58
                                                     2001     103          1.055      108      1.76          1.40               2.53
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                                  2003      35          0.888       31      0.89          1.40              26.68
                                                     2002      32          0.701       22      0.05          1.40            (18.39)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                        2003     106          1.310      139      0.34          1.40              47.52
                                                     2002      98          0.888       87      0.12          1.40            (19.35)
                                                     2001      26          1.101       29        --          1.40               1.94

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                    ENDED  UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  -------  ------  -------------  -------  ---------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                             2003   7,582          1.318    9,993      0.25          1.40              37.15
                                                     2002   8,704          0.961    8,367      0.38          1.40            (26.13)
                                                     2001  10,639          1.301   13,838      0.65          1.40               0.46

  High Yield Bond Fund - Class I                     2003     987          1.360    1,341      6.06          1.40              22.52
                                                     2002   1,221          1.110    1,356      7.01          1.40               5.82
                                                     2001   1,404          1.049    1,473      7.55          1.40               3.66

  Investors Fund - Class I                           2003   6,762          1.078    7,289      1.39          1.40              30.51
                                                     2002   7,618          0.826    6,293      1.04          1.40            (24.15)
                                                     2001   9,331          1.089   10,158      0.67          1.40             (5.47)

  Total Return Fund - Class I                        2003   2,486          1.067    2,651      1.58          1.40              14.36
                                                     2002   2,826          0.933    2,637      1.27          1.40             (8.17)
                                                     2001   3,547          1.016    3,604      1.87          1.40             (2.21)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A Shares           2003     989          1.226    1,213      2.69          1.40             (0.65)
                                                     2002   1,240          1.234    1,530      2.22          1.40               6.38
                                                     2001   1,413          1.160    1,639        --          1.40               4.41

  Smith Barney Growth and Income Portfolio           2003   1,090          0.860      937      0.57          1.40              28.36
                                                     2002   1,229          0.670      823      0.64          1.40            (23.25)
                                                     2001   1,720          0.873    1,501        --          1.40            (12.00)

  Smith Barney Large Cap Core Portfolio              2003   2,203          0.828    1,824      0.42          1.40              21.76
                                                     2002   2,554          0.680    1,736      0.56          1.40            (27.04)
                                                     2001   3,095          0.932    2,883        --          1.40            (15.66)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                             2003   1,224          1.119    1,370        --          1.40              32.43
                                                     2002   1,444          0.845    1,220      0.05          1.40            (27.84)
                                                     2001   1,757          1.171    2,057        --          1.40            (15.33)
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                            2003     864          1.101      951      0.99          1.40              29.38
                                                     2002     794          0.851      676      0.94          1.40            (15.15)
                                                     2001   1,019          1.003    1,022      1.11          1.40             (7.90)

  Large Cap Portfolio                                2003  11,402          0.788    8,989      0.38          1.40              22.93
                                                     2002  12,856          0.641    8,245      0.43          1.40            (23.87)
                                                     2001  15,963          0.842   13,447      0.43          1.40            (18.49)

  Merrill Lynch Large Cap Core Portfolio             2003   4,020          0.757    3,044      0.67          1.40              19.40
                                                     2002   4,535          0.634    2,874      0.54          1.40            (26.19)
                                                     2001   5,464          0.859    4,692      0.04          1.40            (23.51)

  MFS Emerging Growth Portfolio                      2003   2,227          0.421      937        --          1.40              27.58
                                                     2002   2,717          0.330      897        --          1.40            (35.29)
                                                     2001   3,005          0.510    1,531        --          1.40            (37.04)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                    ENDED  UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  -------  ------  -------------  -------  ---------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Mid Cap Growth Portfolio                       2003   4,178          0.869    3,631        --          1.40              35.15
                                                     2002   4,610          0.643    2,965        --          1.40            (49.57)
                                                     2001   5,758          1.275    7,340        --          1.40            (24.73)

  Travelers Quality Bond Portfolio                   2003   4,245          1.234    5,240      4.75          1.40               5.47
                                                     2002   4,552          1.170    5,326      7.44          1.40               4.28
                                                     2001   4,803          1.122    5,387      3.56          1.40               5.65
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio                 2003   7,050          0.886    6,242        --          1.40              27.48
                                                     2002   8,004          0.695    5,558        --          1.40            (24.95)
                                                     2001  10,399          0.926    9,622        --          1.40            (24.84)

  MFS Total Return Portfolio                         2003   5,800          1.202    6,968      2.25          1.40              14.91
                                                     2002   6,556          1.046    6,854      5.50          1.40             (6.52)
                                                     2001   7,478          1.119    8,368      2.85          1.40             (1.41)

  Pioneer Strategic Income Portfolio                 2003     933          1.253    1,169      7.94          1.40              17.87
                                                     2002   1,195          1.063    1,270     22.25          1.40               4.42
                                                     2001   1,343          1.018    1,367      7.87          1.40               2.83

  Smith Barney Aggressive Growth Portfolio           2003   8,431  0.918 - 0.929    7,802        --   0.99 - 1.40      32.66 - 33.09
                                                     2002   9,286  0.692 - 0.698    6,464        --   0.99 - 1.40  (33.59) - (33.27)
                                                     2001   9,224  1.042 - 1.046    9,642        --   0.99 - 1.40    (3.34) - (2.97)
  Smith Barney International All Cap
    Growth Portfolio                                 2003      32          0.727       24      2.44          1.40              25.56

  Smith Barney Large Cap Value Portfolio             2003     100          0.849       85      1.95          1.40              25.96
                                                     2002      84          0.674       56      4.08          1.40            (26.50)
                                                     2001      80          0.917       73        --          1.40               1.55
  Smith Barney Large Capitalization
    Growth Portfolio                                 2003     127          0.996      126      0.04          1.40              45.61
                                                     2002      21          0.684       15      0.80          1.40            (14.71)

  Smith Barney Mid Cap Core Portfolio                2003     332          0.964      320        --          1.40              27.85
                                                     2002     372          0.754      280      0.11          1.40            (20.21)
                                                     2001      88          0.945       83        --          1.40             (5.59)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares               2003     269          0.944      254      0.76          1.40              28.96
                                                     2002     212          0.732      156      0.23          1.40            (20.61)
                                                     2001      32          0.922       29        --          1.40             (7.52)

  Emerging Growth Portfolio - Class II Shares        2003      19          0.684       13        --          1.40              25.27
                                                     2002      14          0.546        8        --          1.40            (29.64)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                          2003   2,839  1.295 - 1.330    3,750        --   0.99 - 1.40      39.98 - 40.59
                                                     2002   3,007  0.925 - 0.946    2,833        --   0.99 - 1.40  (26.70) - (26.38)
                                                     2001   3,652  1.262 - 1.286    4,687        --   0.99 - 1.40  (17.35) - (17.10)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                    ENDED  UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  -------  ------  -------------  -------  ---------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class          2003  16,608  1.476 - 1.516   25,011      1.94   0.99 - 1.40      28.57 - 29.02
                                                     2002  20,973  1.148 - 1.175   24,523      1.88   0.99 - 1.40  (18.12) - (17.72)
                                                     2001  25,931  1.402 - 1.428   36,916      1.82   0.99 - 1.40    (6.28) - (5.93)

  Growth Portfolio - Initial Class                   2003  10,251  2.154 - 2.212   22,430      0.28   0.99 - 1.40      31.02 - 31.51
                                                     2002  12,273  1.644 - 1.682   20,461      0.28   0.99 - 1.40  (31.10) - (30.78)
                                                     2001  16,048  2.386 - 2.430   38,736      0.09   0.99 - 1.40  (18.79) - (18.48)

  High Income Portfolio - Initial Class              2003   7,605  0.978 - 0.998    7,544      7.51   0.99 - 1.40      25.38 - 26.01
                                                     2002   9,096  0.780 - 0.792    7,178     11.51   0.99 - 1.40        2.09 - 2.33
                                                     2001  11,394  0.764 - 0.774    8,792     13.64   0.99 - 1.40  (12.98) - (12.54)

  Overseas Portfolio - Initial Class                 2003   3,948  1.167 - 1.199    4,710      0.93   0.99 - 1.40      41.45 - 42.06
                                                     2002   5,673  0.825 - 0.844    4,774      0.86   0.99 - 1.40  (21.43) - (21.12)
                                                     2001   7,397  1.050 - 1.070    7,895      5.81   0.99 - 1.40  (22.28) - (21.90)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Initial Class            2003  15,655  1.708 - 1.754   27,217      0.49   0.99 - 1.40      26.71 - 27.19
                                                     2002  19,221  1.348 - 1.379   26,329      0.89   0.99 - 1.40  (10.61) - (10.22)
                                                     2001  23,483  1.508 - 1.536   35,895      0.85   0.99 - 1.40  (13.48) - (13.12)

  Contrafund(R) Portfolio - Service Class 2          2003   1,547          0.910    1,407      0.30          1.40              26.39
                                                     2002   1,505          0.720    1,083      0.76          1.40            (10.78)
                                                     2001   1,714          0.807    1,384      0.73          1.40            (13.69)

  Index 500 Portfolio - Initial Class                2003  30,212  1.394 - 1.432   42,889      1.59   0.99 - 1.40      26.61 - 27.18
                                                     2002  37,620  1.101 - 1.126   42,087      1.46   0.99 - 1.40  (23.33) - (23.03)
                                                     2001  49,119  1.436 - 1.463   71,501      1.24   0.99 - 1.40  (13.34) - (12.97)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                                2003       8          0.971        8        --          1.40               8.98

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                AIM V.I.
                                                                                  MONEY                         BALANCED
                                                   HIGH YIELD                     MARKET                         FUND -
                                                   BOND TRUST                    PORTFOLIO                      SERIES I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       701,831        933,278      3,006,951      3,340,414          7,557          3,806
Accumulation units purchased and
  transferred from other funding options        71,227         81,655         45,997      1,130,123          1,254          3,949
Accumulation units redeemed and
  transferred to other funding options .      (109,757)      (313,102)    (1,479,156)    (1,463,586)          (150)          (198)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       663,301        701,831      1,573,792      3,006,951          8,661          7,557
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                    AIM V.I.                                                   AIM V.I.
                                                    CAPITAL                      AIM V.I.                     GOVERNMENT
                                                  APPRECIATION                 CORE EQUITY                    SECURITIES
                                                     FUND -                       FUND -                         FUND -
                                                    SERIES I                     SERIES I                       SERIES I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     9,159,998     11,673,658     13,264,906     17,201,345     13,804,617     13,288,132
Accumulation units purchased and
  transferred from other funding options       103,959        196,859        142,964        222,635        587,029      3,876,781
Accumulation units redeemed and
  transferred to other funding options .    (2,116,118)    (2,710,519)    (2,703,752)    (4,159,074)    (5,758,821)    (3,360,296)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     7,147,839      9,159,998     10,704,118     13,264,906      8,632,825     13,804,617
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               AIM V.I.
                                                    AIM V.I.                     AIM V.I.                      PREMIER
                                                     GROWTH                   INTERNATIONAL                     EQUITY
                                                     FUND -                   GROWTH FUND -                     FUND -
                                                    SERIES I                     SERIES I                      SERIES I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     5,997,732      7,866,741      9,924,830     13,399,023     26,284,269     34,359,798
Accumulation units purchased and
  transferred from other funding options       254,809        206,441        134,311        239,813        265,416        769,935
Accumulation units redeemed and
  transferred to other funding options .    (1,301,279)    (2,075,450)    (2,125,071)    (3,714,006)    (5,692,436)    (8,845,464)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     4,951,262      5,997,732      7,934,070      9,924,830     20,857,249     26,284,269
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              ALLIANCEBERNSTEIN
                                                  GROWTH AND                ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                                    INCOME                   PREMIER GROWTH                   TECHNOLOGY
                                                  PORTFOLIO -                   PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                      CLASS B                        CLASS B
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...        91,434          7,817          7,327          2,426      3,553,041      4,367,933
Accumulation units purchased and
  transferred from other funding options        26,229         83,649             --          4,905        116,865        245,175
Accumulation units redeemed and
  transferred to other funding options .       (18,048)           (32)            --             (4)      (532,003)    (1,060,067)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        99,615         91,434          7,327          7,327      3,137,903      3,553,041
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                 TEMPLETON
                                                    FRANKLIN                      FOREIGN
                                                   SMALL CAP                     SECURITIES
                                                     FUND -                        FUND -
                                                     CLASS 2                      CLASS 2                    APPRECIATION
                                                     SHARES                        SHARES                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,006,595      2,355,369      4,191,794      5,705,290     10,532,566     12,218,432
Accumulation units purchased and
  transferred from other funding options        43,189        187,260         34,051        118,625      1,524,974      2,308,739
Accumulation units redeemed and
  transferred to other funding options .      (244,910)      (536,034)      (641,401)    (1,632,121)    (2,584,080)    (3,994,605)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,804,874      2,006,595      3,584,444      4,191,794      9,473,460     10,532,566
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                     EQUITY
                                                     INDEX
                                                   PORTFOLIO -
                                                    CLASS II                    FUNDAMENTAL                     MFS(R)
                                                     SHARES                   VALUE PORTFOLIO                BOND SERIES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,942,354      2,369,636        371,930        287,160      6,844,011      7,853,479
Accumulation units purchased and
  transferred from other funding options        58,666         54,596        289,893        221,892        694,705      1,161,976
Accumulation units redeemed and
  transferred to other funding options .      (326,086)      (481,878)       (54,527)      (137,122)    (2,103,930)    (2,171,444)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,674,934      1,942,354        607,296        371,930      5,434,786      6,844,011
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                      MFS(R)                       MFS(R)
                                                    EMERGING                       MONEY                        MFS(R)
                                                     GROWTH                        MARKET                      RESEARCH
                                                     SERIES                        SERIES                       SERIES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    17,284,796     22,782,069     10,440,908     13,431,842     12,970,956     17,667,804
Accumulation units purchased and
  transferred from other funding options       297,998        995,908      3,053,756      5,984,971        136,642        193,753
Accumulation units redeemed and
  transferred to other funding options .    (3,326,235)    (6,493,181)   (10,279,959)    (8,975,905)    (2,746,754)    (4,890,601)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    14,256,559     17,284,796      3,214,705     10,440,908     10,360,844     12,970,956
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                    MFS(R)                                                   TOTAL RETURN
                                                   STRATEGIC                      MFS(R)                     PORTFOLIO -
                                                    INCOME                     TOTAL RETURN                 ADMINISTRATIVE
                                                    SERIES                        SERIES                        CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,143,375      1,633,335     17,686,490     20,833,291      1,297,327        102,543
Accumulation units purchased and
  transferred from other funding options       200,816         96,268      1,039,366      2,560,218        565,862      1,330,969
Accumulation units redeemed and
  transferred to other funding options .      (434,782)      (586,228)    (4,707,921)    (5,707,019)      (509,711)      (136,185)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       909,409      1,143,375     14,017,935     17,686,490      1,353,478      1,297,327
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                   PUTNAM VT                     PUTNAM VT                    PUTNAM VT
                                                  DISCOVERY                    INTERNATIONAL                  SMALL CAP
                                                 GROWTH FUND -                 EQUITY FUND -                 VALUE FUND -
                                                   CLASS IB                       CLASS IB                     CLASS IB
                                                    SHARES                         SHARES                       SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --         31,770             --         98,107         26,300
Accumulation units purchased and
  transferred from other funding options           876             --          3,016         31,770         11,601         84,696
Accumulation units redeemed and
  transferred to other funding options .          (876)            --             --             --         (3,712)       (12,889)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --             --         34,786         31,770        105,996         98,107
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                HIGH YIELD
                                                     ALL CAP                    BOND FUND -                    INVESTORS
                                                 FUND - CLASS I                   CLASS I                   FUND - CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     8,704,358     10,639,024      1,221,089      1,403,991      7,617,928      9,331,074
Accumulation units purchased and
  transferred from other funding options       142,620        373,008        126,190         30,375         75,656        239,621
Accumulation units redeemed and
  transferred to other funding options .    (1,264,478)    (2,307,674)      (360,713)      (213,277)      (931,784)    (1,952,767)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     7,582,500      8,704,358        986,566      1,221,089      6,761,800      7,617,928
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   SB
                                                                               GOVERNMENT                   SMITH BARNEY
                                                                               PORTFOLIO -                   GROWTH AND
                                                  TOTAL RETURN                   CLASS A                       INCOME
                                                 FUND - CLASS I                   SHARES                      PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,825,528      3,546,592      1,239,661      1,413,098      1,228,727      1,719,869
Accumulation units purchased and
  transferred from other funding options        45,763         51,002         94,786         66,295         43,834            555
Accumulation units redeemed and
  transferred to other funding options .      (385,595)      (772,066)      (345,127)      (239,732)      (182,330)      (491,697)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,485,696      2,825,528        989,320      1,239,661      1,090,231      1,228,727
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                               SMITH BARNEY
                                                                                 PREMIER
                                                                                SELECTIONS
                                                  SMITH BARNEY                    ALL CAP                       EQUITY
                                                   LARGE CAP                      GROWTH                        INCOME
                                                 CORE PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,554,011      3,095,027      1,443,689      1,757,255        793,721      1,019,162
Accumulation units purchased and
  transferred from other funding options        30,652        100,690         28,451         62,790        136,366        126,481
Accumulation units redeemed and
  transferred to other funding options .      (381,319)      (641,706)      (248,204)      (376,356)       (66,579)      (351,922)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,203,344      2,554,011      1,223,936      1,443,689        863,508        793,721
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                                 MFS
                                                                               MERRILL LYNCH                   EMERGING
                                                   LARGE CAP                    LARGE CAP                       GROWTH
                                                   PORTFOLIO                   CORE PORTFOLIO                  PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    12,856,211     15,963,286      4,534,604      5,463,759      2,716,699      3,004,546
Accumulation units purchased and
  transferred from other funding options       101,981         82,093         99,040        186,281         45,030        225,912
Accumulation units redeemed and
  transferred to other funding options .    (1,556,316)    (3,189,168)      (613,548)    (1,115,436)      (534,238)      (513,759)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    11,401,876     12,856,211      4,020,096      4,534,604      2,227,491      2,716,699
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                      MFS                                                       AIM
                                                    MID CAP                      TRAVELERS                     CAPITAL
                                                    GROWTH                     QUALITY BOND                 APPRECIATION
                                                   PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     4,610,051      5,758,373      4,551,803      4,803,284      8,003,783     10,399,298
Accumulation units purchased and
  transferred from other funding options        75,857        177,184        245,103        839,326         43,658        171,373
Accumulation units redeemed and
  transferred to other funding options .      (508,070)    (1,325,506)      (552,294)    (1,090,807)      (997,515)    (2,566,888)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     4,177,838      4,610,051      4,244,612      4,551,803      7,049,926      8,003,783
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                      MFS                         PIONEER                    SMITH BARNEY
                                                     TOTAL                       STRATEGIC                    AGGRESSIVE
                                                    RETURN                        INCOME                        GROWTH
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     6,556,445      7,478,381      1,195,442      1,343,207      9,285,542      9,223,962
Accumulation units purchased and
  transferred from other funding options       268,420        774,033         80,714         19,233      1,794,116      3,669,042
Accumulation units redeemed and
  transferred to other funding options .    (1,024,381)    (1,695,969)      (343,092)      (166,998)    (2,649,109)    (3,607,462)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     5,800,484      6,556,445        933,064      1,195,442      8,430,549      9,285,542
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  SMITH BARNEY
                                                 INTERNATIONAL                 SMITH BARNEY                  SMITH BARNEY
                                                    ALL CAP                      LARGE CAP               LARGE CAPITALIZATION
                                                GROWTH PORTFOLIO              VALUE PORTFOLIO              GROWTH PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --         83,624         79,903         21,357             --
Accumulation units purchased and
  transferred from other funding options        33,291             --         20,418          8,133        109,154         21,357
Accumulation units redeemed and
  transferred to other funding options .          (864)            --         (4,001)        (4,412)        (3,905)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        32,427             --        100,041         83,624        126,606         21,357
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                              EMERGING
                                                                                 COMSTOCK                      GROWTH
                                                 SMITH BARNEY                  PORTFOLIO -                   PORTFOLIO -
                                                   MID CAP                       CLASS II                      CLASS II
                                                CORE PORTFOLIO                    SHARES                        SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       371,898         87,535        212,379         31,711         13,851             --
Accumulation units purchased and
  transferred from other funding options        77,789        298,984         77,943        195,129          4,660         13,860
Accumulation units redeemed and
  transferred to other funding options .      (118,101)       (14,621)       (21,596)       (14,461)            --             (9)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       331,586        371,898        268,726        212,379         18,511         13,851
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 SMITH BARNEY
                                                   SMALL CAP                    EQUITY -
                                                    GROWTH                       INCOME                        GROWTH
                                                 OPPORTUNITIES                  PORTFOLIO -                   PORTFOLIO -
                                                   PORTFOLIO                   INITIAL CLASS                 INITIAL CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     3,006,576      3,651,597     20,973,425     25,931,425     12,273,459     16,048,030
Accumulation units purchased and
  transferred from other funding options       398,448        403,549        867,838        969,778        279,018        780,063
Accumulation units redeemed and
  transferred to other funding options .      (566,371)    (1,048,570)    (5,233,441)    (5,927,778)    (2,301,521)    (4,554,634)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,838,653      3,006,576     16,607,822     20,973,425     10,250,956     12,273,459
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  HIGH INCOME                    OVERSEAS                    CONTRAFUND(R)
                                                  PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     9,095,834     11,393,651      5,672,801      7,397,258     19,221,024     23,482,937
Accumulation units purchased and
  transferred from other funding options     1,394,493        477,411         91,558         97,304        703,272      1,628,620
Accumulation units redeemed and
  transferred to other funding options .    (2,885,739)    (2,775,228)    (1,816,850)    (1,821,761)    (4,268,921)    (5,890,533)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     7,604,588      9,095,834      3,947,509      5,672,801     15,655,375     19,221,024
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               DYNAMIC
                                                  CONTRAFUND(R)                                                CAPITAL
                                                   PORTFOLIO -                   INDEX 500                   APPRECIATION
                                                     SERVICE                    PORTFOLIO -                   PORTFOLIO -
                                                     CLASS 2                   INITIAL CLASS                SERVICE CLASS 2
                                           --------------------------    --------------------------    --------------------------
                                              2003           2002           2003           2002           2003           2002
                                              ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,504,764      1,714,241     37,620,385     49,119,066             --             --
Accumulation units purchased and
  transferred from other funding options       189,552        273,808      2,287,043      1,729,253          8,146             --
Accumulation units redeemed and
  transferred to other funding options .      (147,631)      (483,285)    (9,695,186)   (13,227,934)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,546,685      1,504,764     30,212,242     37,620,385          8,146             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                     Combined
                                           ----------------------------
                                               2003            2002
                                               ----            ----
Accumulation units beginning of year ...    364,658,141     450,011,463
Accumulation units purchased and
  transferred from other funding options     19,726,331      36,486,104
Accumulation units redeemed and
  transferred to other funding options .    (89,810,294)   (121,839,426)
                                           ------------    ------------
Accumulation units end of year .........    294,574,178     364,658,141
                                           ============    ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the First Citicorp Life Insurance Company and Owners of Variable Annuity Contracts of First Citicorp Life Variable Annuity Separate Account:

We have audited the accompanying statement of assets and liabilities of First Citicorp Life Variable Annuity Separate Account as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Citicorp Life Variable Annuity Separate Account as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                  /s/ KPMG LLP

Hartford, Connecticut
March 29, 2004

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of First Citicorp Life Variable Annuity Separate Account or shares of Separate Account FCLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for First Citicorp Life Variable Annuity Separate Account product(s) offered by First Citicorp Life Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



FCLIC (Annual) (12-03) Printed in U.S.A.

                      FIRST CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2003 and 2002

               (with Independent Auditors' Report included herein)

                      First Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                TABLE OF CONTENTS

                                                                            PAGE

Independent Auditors' Report                                                 1-2

Financial Statements:

         Balance Sheets - December 31, 2003 and 2002                           3

         Statements of Operations for the years ended
            December 31, 2003 and 2002                                         4

         Statements of Changes in Capital and Surplus
            for the years ended December 31, 2003 and 2002                     4

         Statements of Cash Flows for the years ended
            December 31, 2003 and 2002                                         5

Notes to Financial Statements                                               6-15

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2003                                16-19

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of First Citicorp Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Citicorp Life Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

As described more fully in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department. As of January 1, 2002, the New York State Insurance Department adopted the National Association of Insurance Commissioners' statutory accounting practices related to deferred income tax assets and liabilities. Consequently, the Company changed its basis of accounting in 2002 as described in Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                             /s/ KPMG LLP

April 29, 2004

                      FIRST CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                   2003              2002
                                                                           ----              ----

Assets

       Bonds (including $14,507 and $23,715 subject to securities lending agreements at fair value)
           (fair value $336,826; $351,140)                                  $326,988          $337,730
       Cash and short-term investments                                        12,216            56,686
       Other invested assets, including receivable for securities              2,089               102
                                                                     ---------------   ---------------

Total cash and invested assets                                               341,293           394,518

       Separate accounts                                                     374,135           379,788
       Investment income due and accrued                                       3,451             3,575
       Other assets                                                              399               613
                                                                     ---------------   ---------------

Total assets                                                                $719,278          $778,494
                                                                     ===============   ===============

Liabilities

       Aggregate reserves                                                   $266,062          $300,079
       Separate accounts                                                     374,135           379,788
       Securities lending                                                     14,996            24,416
       Asset valuation reserve                                                 1,806                 -
       Payable for securities                                                     30            17,326
       Other liabilities                                                       7,445             8,947
                                                                     ---------------   ---------------

Total liabilities                                                            664,474           730,556
                                                                     ---------------   ---------------

Capital and Surplus

       Common capital stock ($5 par value; 400,000
           shares authorized, issued and outstanding)                          2,000             2,000
       Gross paid in and contributed surplus                                  42,000            42,000
       Unassigned funds                                                       10,804             3,938
                                                                     ---------------   ---------------

Total capital and surplus                                                     54,804            47,938
                                                                     ---------------   ---------------

Total liabilities and capital and surplus                                   $719,278          $778,494
                                                                     ===============   ===============


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                             2003                2002
                                                                            ----                ----

Revenues

       Premiums and other considerations                                      $7,195            $6,901
       Net investment income                                                  18,199            21,760
       Other revenues                                                          4,627             6,803
                                                                     ---------------   ---------------

           Total revenues                                                     30,021            35,464
                                                                     ---------------   ---------------

Benefits and expenses

       Current and future insurance benefits                                 100,938           114,334
       Net transfers from separate accounts                                 (80,618)          (87,188)
       Other insurance and corporate expenses                                  1,448             1,618
                                                                     ---------------   ---------------

           Total benefits and expenses                                        21,768            28,764
                                                                     ---------------   ---------------

Net gain from operations before federal income taxes                           8,253             6,700

Federal income taxes incurred                                                  2,595             1,796
                                                                     ---------------   ---------------

Net gain from operations after federal income taxes and before
realized capital gains (losses)                                                5,658             4,904

Net realized capital gains (losses)                                            2,636           (3,548)
                                                                     ---------------   ---------------

Net income                                                                    $8,294            $1,356
                                                                     ===============   ===============


         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                             2003                2002
                                                                            ----                ----

Capital and surplus - December 31, previous year                             $47,938           $45,740

       Net income                                                              8,294             1,356
       Net unrealized capital losses                                               -               (6)
       Change in net deferred income taxes                                   (2,055)               617
       Change in non-admitted assets and related items                         2,433             (524)
       Change in asset valuation reserve                                     (1,806)                 -
       Cumulative effect of change in accounting principle                         -               755
                                                                     ---------------   ---------------

           Net change in capital and surplus for the year                      6,866             2,198
                                                                     ---------------   ---------------

Capital and surplus - December 31, current year                              $54,804           $47,938
                                                                     ===============   ===============


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                             2003                2002
                                                                            ----                ----

Cash from Operations
       Premiums collected net of reinsurance                                  $7,250            $6,901
       Net investment income                                                  20,324            22,425
       Miscellaneous income                                                    5,160             7,020
                                                                     ---------------   ---------------

           Total revenues received                                            32,734            36,346
                                                                     ---------------   ---------------

       Benefits and loss related payments                                    134,850           131,978
       Net transfers from separate accounts                                 (82,513)           (94,446)
       Federal income taxes paid                                               1,727             2,724
       Commissions, expenses paid                                              5,726             (562)
                                                                     ---------------   ---------------

           Total benefits and expenses paid                                   59,790            39,694
                                                                     ---------------   ---------------

Net cash used in operations                                                 (27,056)           (3,348)
                                                                     ---------------   ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                                 238,269           203,262
       Stocks                                                                      3                 -
       Investment sales receivable/purchases payable                               -            10,086
       Other, net                                                                  -                (6)
                                                                     ---------------   ----------------

           Total investment proceeds                                         238,272           213,342
                                                                     ---------------   ---------------

    Cost of investments acquired
       Bonds                                                                 228,417           194,000
       Stocks                                                                     75                 -
       Investment sales receivable/purchases payable                          19,213                 -
                                                                     ---------------   ---------------

           Total investments acquired                                        247,705           194,000
                                                                     ---------------   ---------------

Net cash provided by (used in) investments                                    (9,433)           19,342
                                                                     ----------------  ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided (applied)

       Net deposits on deposit-type contracts                                    186               856
       Securities lending                                                     (9,420)          (14,839)
       Other cash provided (applied)                                           1,253            (3,190)
                                                                     ---------------   ----------------

Net cash used in financing and miscellaneous sources                          (7,981)          (17,173)
                                                                     ----------------  ----------------

Net change in cash and short-term investments                                (44,470)           (1,179)

Cash and short-term investments, beginning of year                            56,686            57,865
                                                                     ---------------   ---------------

Cash and short-term investments, end of year                                 $12,216           $56,686
                                                                     ===============   ===============


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


1.  ORGANIZATION

First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance Company (CLIC), an Arizona domiciled company and an indirect subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company is a New York domiciled life and health company with licenses in New York, Arizona, Connecticut and Delaware. In 1998 the Company entered into third party reinsurance agreements to cede all risk on ordinary life, group life and accident and health insurance. This business, along with the credit life and credit health business, is in runoff status. In addition, on June 7, 2003, the Company ceased taking applications for new annuity policies, and the annuity line of business is now in runoff status.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

First Citicorp Life Insurance Company (the Company) prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York requires that insurance companies domiciled in New York prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001 (the revised Manual) and subsequent revisions, subject to certain deviations prescribed or permitted by the New York Superintendent of Insurance.

The State of New York modified or did not adopt certain NAIC Statements of Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the revised Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to Regulation 172 (issued in 2001 (NYSAP) and updated in 2002 and 2003) and Second Amendment to Regulation 172, issued in 2003.

Accounting changes adopted to conform to the provisions of the revised Manual as adopted or modified by the State of New York are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. For 2003, there were no changes in accounting principle as a result of codification. During 2002, the adoption of SSAP #10, Income Taxes, resulted in an increase to surplus of $1 million.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and benefits and expenses during the reporting period. Actual results could differ from those estimates.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SSAP differs in certain respects from accounting principles generally accepted in the United States of America (GAAP). The differences, which could be significant, primarily relate to:

------- ------------------------------------- ----------------------------------- -- -----------------------------------
                                                             SSAP                                   GAAP
                                              -----------------------------------    -----------------------------------
A.      Bonds                                 NAIC designations 1-5 carried at       Carried at either amortized cost
                                              amortized cost and values              or fair value depending upon
                                              prescribed by the NAIC.  NAIC          classification "as held to
                                              designation 6 reported at the          maturity" or "available for sale".
                                              lower of amortized cost or NAIC
                                              value.

B.      Acquisition costs                     Expensed as incurred.                  Capitalized and amortized over
                                                                                     specific periods.

C.      Non-admitted assets                   Excluded from balance sheet.           Not applicable

D.      Insurance reserves                    Statutory mortality, morbidity         Different mortality and interest
                                              and interest assumptions, without      assumptions including withdrawal
                                              consideration for withdrawals,         characteristics; carried gross
                                              carried net of reinsurance.            before reinsurance, with a
                                                                                     corresponding asset for
                                                                                     reinsurance recoverable.

E.      Asset valuation reserve               Reserve calculated based upon          Not applicable
                                              risk associated with particular
                                              asset classes.

F.      Interest maintenance reserve          Reserve based upon realized gains      Not applicable
                                              or losses attributed to changes
                                              in interest rates.

G.      Deferred taxes                        SSAP measures the difference           GAAP uses a more likely than not
                                              between the tax basis in assets        standard and the change in
                                              and liabilities.  Changes in           deferred taxes is included in the
                                              deferred tax assets and                tax provision and in operations.
                                              liabilities are charges directly
                                              to surplus.  Recognition of a
                                              deferred tax asset (DTA) for SSAP
                                              is determined by a reversal and
                                              recoverability test.
                                              Admissibility of DTAs is
                                              restricted to items recoverable
                                              within one year.

H.      Comprehensive income                  Not applicable                         Components disclosed on face of
                                                                                     financial statements.
------- ------------------------------------- ----------------------------------- -- -----------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds generally are stated at amortized cost, except bonds with ratings of NAIC 6 that are in or near default which are stated at the lower of amortized cost or NAIC value. The difference is booked as an unrealized loss. Amortization is calculated using the constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization for this asset class is calculated based on actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Other invested assets include common stocks of non-affiliates that are stated at NAIC value; redeemable and non-redeemable preferred stocks of non-affiliates and receivable for securities. Redeemable preferred stocks of non-affiliates (NAIC 1-3) generally are stated at amortized cost, whereas NAIC 4-6 are stated at lower of amortized cost or NAIC value. Non-redeemable preferred stocks of non-affiliates (NAIC 1-3) are stated at cost, while NAIC 4-6 are stated at lower of cost or NAIC value. Receivable for securities is stated at NAIC value.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2003.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company did not have open derivative financial instruments at December 31, 2003 or at December 31, 2002.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2003, the balance of the AVR was $1.8 million and as of December 31, 2002, was zero. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. The IMR at December 31, 2003 and 2002 were in negative positions at $(1.1) million and $(1.4) million, respectively and considered a non-admitted asset.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BENEFIT RESERVES

Benefit reserves are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 5.00% to 7.00%, with a weighted average rate of 5.43%.

PREMIUMS AND OTHER CONSIDERATIONS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

3.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in the state of domicile. A maximum of $5.48 million of statutory surplus is available in 2004 for dividends to CLIC without prior approval. The Company did not pay any dividends in 2003 or 2002.

The State of New York utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2003, the Company had adjusted capital in excess of amounts requiring any regulatory action.

The State of New York modified or did not adopt certain NAIC Statements of Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the revised Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to Regulation 172 (issued in 2001 (NYSAP) and updated in 2002 and 2003) and Second Amendment to Regulation 172, issued in 2003.

In 2001, the Company adopted the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL, subject to certain deviations prescribed or permitted by the New York Superintendent of Insurance. For 2003, there were no changes in accounting principle as a result of codification. During 2002, the adoption of SSAP #10, Income Taxes, resulted in an increase to surplus of $1 million.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.  INVESTMENTS

BONDS

----------------------------------------------- ------------------ ------------------- --------------------------
Bonds by investment type                                                                    Excess of book value
                                                                                             over fair value (-)
        (in thousands)                              Book/Adjusted                                             or
                                                         Carrying                Fair       Fair value over book
                                                            Value               Value                  Value (+)
----------------------------------------------- ------------------ ------------------- --------------------------

DECEMBER 31, 2003

U.S. government agencies                                  $72,506             $74,543                     $2,037
All other governments                                       1,176               1,232                         56
Special revenue and special
     assessment obligations                                63,207              65,020                      1,813
Public utilities                                           10,496              10,717                        221
Industrial and miscellaneous                              179,603             185,314                      5,711
----------------------------------------------- ------------------ ------------------- --------------------------
                 Total Bonds                             $326,988            $336,826                     $9,838
----------------------------------------------- ------------------ ------------------- --------------------------
DECEMBER 31, 2002

U.S. government agencies                                  $74,292             $77,339                     $3,047
Special revenue and special
     assessment obligations                                91,032              94,742                      3,710
Public utilities                                            6,997               6,585                       (412)
Industrial and miscellaneous                              165,409             172,474                      7,065
----------------------------------------------- ------------------ ------------------- --------------------------
                 Total Bonds                             $337,730            $351,140                    $13,410
----------------------------------------------- ------------------ ------------------- --------------------------

Fair market values for bonds are based upon quoted market prices or dealer quotes, or, if quoted prices are not available, discounted expected cash flows using market rates that are commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2003, by contractual maturity, are shown below. Maturities of loan-backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

---------------------------------------------------------------------------
Maturity Distribution
                                          Book/Adjusted               Fair
      (in thousands)                     Carrying Value              Value
---------------------------------------------------------------------------
1 year or less                                  $56,299            $57,636
After 1 year through 5 years                    199,931            208,022
After 5 years through 10 years                   35,712             36,080
After 10 years                                   35,046             35,088
---------------------------------------------------------------------------
                                               $326,988           $336,826
---------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $238.3 million and $203.3 million during 2003 and 2002, respectively. Gross gains of $2.4 million and $3.4 million in 2003 and 2002, respectively, and gross losses of $1.3 million and $3.1 million in 2003 and 2002, respectively, were realized on those sales.

Additional losses, due to other than temporary declines, were insignificant in 2003 and $4.0 million in 2002. Fair value was determined based upon external market prices. Impairments were concentrated in healthcare investments in 2003 and in industrial and financial services investments in 2002.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.  INVESTMENTS (CONTINUED)

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches that are protected against prepayment risk, including planned amortization class
(PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff; however, the Company does not purchase residual interests in CMOs.

At December 31, 2003 and 2002, the Company held CMOs with a fair value of $23.9 million and $26.9 million, respectively, which are included in bonds. As of December 31, 2003 and 2002, approximately 19% and 44%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $61.3 million and $85.0 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2003 and 2002, respectively. The Company also held $42.8 million and $48.5 million of asset-backed securities at December 31, 2003 and 2002, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2003 and 2002, the Company held collateral of $15.0 million and $24.4 million, respectively.

The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;
o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;
o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;
o Documentation of the results of these analyses, as required under business policies.

At December 31, 2003 and 2002, investments with a cost greater than fair market value were insignificant.

The Company maintains Special Deposits for the benefit of its policyholders. At December 31, 2003 and 2002, these amounts were insignificant.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.  INVESTMENTS (CONTINUED)

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling $19.2 million and $17.3 million at December 31, 2003 and 2002, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5.  LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2003 and 2002, the Company had $639 million and $677 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $6 million and $5 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $145 million and $167 million are surrenderable at book value less surrender charges of 5% or more, $369 million and $373 million are surrenderable at fair value and $119 million and $132 million are surrenderable without charge at the end of 2003 and 2002, respectively.

6.  REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit) Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

         (IN THOUSANDS)
         -----------------------------------------------------------------
         PREMIUMS                                 2003              2002
         -----------------------------------------------------------------
           Direct                           $    8,549        $    8,568
           Assumed                                 506               584
           Ceded                                (1,860)           (2,251)
         -----------------------------------------------------------------
         TOTAL NET PREMIUMS                 $    7,195        $    6,901
         -----------------------------------------------------------------

         Balance sheet impact:
           Aggregate reserves
              Assumed                       $      387        $      312
              CEDED                             (5,079)           (6,916)
         ------------------------------------------------------------------

         Life insurance in force:
          Assumed                           $   23,995        $   27,155
          Ceded                                (82,121)         (116,417)
         ------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


7.  TAXES
---------

      ------------------------------------------ ------------ ------------
      (in thousands)                                    2003         2002
      ------------------------------------------ ------------ ------------
      Net income before federal income taxes          $9,524       $3,076
      Statutory tax rate                                 35%          35%
                                                 ------------ ------------
      Expected tax                                     3,333        1,077

      Tax effect of:
      Interest maintenance reserve                       130           12
      Change in non-admitted assets                      131           32
      Non-taxable investment income                     (305)           -
      Other                                               (5)         (17)
                                                 ------------ ------------
      Total statutory federal income taxes            $3,284       $1,104
                                                 ============ ============

      Effective tax rate                                 34%          36%

      Federal income taxes incurred                   $1,229       $1,721
      Change in net deferred income taxes              2,055         (617)
                                                 ------------ ------------
      Total statutory federal income taxes            $3,284       $1,104
                                                 ============ ============

Federal income taxes relating to net realized capital gains (losses) on the sale of investments were $(1.4) million in 2003 and were insignificant in 2002. These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

The Company's Federal income tax return is consolidated with its parent, CLIC. The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

Deferred taxes are included in other assets and other liabilities.

The main components of the 2003 and 2002 deferred tax amounts are as follows:

         -----------------------------------------------------------------------------
         (in thousands)                                         2003             2002
         -----------------------------------------------------------------------------
         Deferred tax assets:
                Policy, reinsurance and other reserves       $   172          $    88
                Policy acquisition expenses                    1,582            1,905
                Investments                                    3,905            5,591
                Non-admitted assets                              372              503
                                                         -----------------------------
                Total deferred tax asset                       6,031            8,087
                                                         -----------------------------
                Non-admitted deferred tax asset               (5,265)          (7,324)
                Admitted deferred tax asset                  $   766          $   763
                                                         =============================

          Deferred tax liabilities:
                Depreciation                                       3                3
                                                         -----------------------------
                Net admitted deferred tax asset              $   763          $   760
                                                         =============================

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  TAXES (CONTINUED)

The change in net deferred income taxes is comprised of the following:

                -----------------------------------------------------------------------------------
                (in thousands)                               2003             2002          Change
                -----------------------------------------------------------------------------------
                Total deferred tax asset                   $6,031           $8,087        $(2,056)
                Total deferred tax liability                    3                3              -
                                                     ----------------------------------------------
                Net deferred tax asset                     $6,028           $8,084        $(2,056)
                                                     ----------------------------------------------
                Tax effect of unrealized gains                                                  1
                                                                                   ----------------
                Change in net deferred income tax                                         $(2,055)
                                                                                   ================


The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

        (IN THOUSANDS)

        2003                 $1,457
        2002                 $1,408
        2001                 $3,719


8.  RELATED PARTY TRANSACTIONS

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were $1.2 million in 2003 and insignificant in 2002. As of December 31, 2003 and 2002, the Company had $0.4 million and $1.8 million of intercompany payables, which are settled monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2003 and 2002.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company does not have any financial instruments with off-balance sheet risk.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2003 and 2002, investments in bonds have a fair value of $336.8 million and $351.1 million, and a carrying value of $327.0 million and $337.7 million, respectively.

The carrying value of $3.8 million and $8.7 million of financial instruments classified as other liabilities also approximates their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, cash equivalents, short-term investments, investment income due and accrued, and receivable for securities approximate their fair values.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION AND LEGAL PROCEEDINGS

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2003, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) about the Company's variable product operations on market timing, trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)
                               ------------------

Investment income earned
       U. S. Government bonds                                    $       2,835
       Bonds exempt from U. S. tax                                           -
       Other bonds (unaffiliated)                                       15,003
       Bonds of affiliates                                                   -
       Preferred stocks (unaffiliated)                                       1
       Preferred stocks of affiliates                                        -
       Common stocks (unaffiliated)                                          -
       Common stocks of affiliates                                           -
       Mortgage loans                                                        -
       Real estate                                                           -
       Premium notes, policy loans and liens                                 -
       Cash and cash equivalents                                           433
       Short-term investments                                              277
       Derivative instruments                                                -
       Other invested assets                                                 -
       Aggregate write-ins for investment income                             -
                                                                ----------------
           Gross investment income                               $      18,549
                                                                ================

Real estate owned - book value less encumbrances                 $           -

Mortgage loans - book value:
       Farm mortgages                                            $           -
       Residential mortgages                                                 -
       Commercial mortgages                                                  -
                                                                ----------------
           Total mortgage loans                                  $           -
                                                                ================

Mortgage loans by standing - book value:
       Good standing                                             $           -
       Good standing with restructured terms                                 -
       Interest overdue more than 90 days, not in foreclosure                -
       Foreclosure in process                                                -

Other long-term assets - statement value                         $           -

Bonds and stocks of parents, subsidiaries and
   affiliates - book value
       Bonds                                                     $           -
       Preferred stocks                                          $           -
       Common stocks                                             $           -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                            $      65,896
           Over 1 year through 5 years                                  199,931
           Over 5 years through 10 years                                 35,712
           Over 10 years through 20 years                                18,063
           Over 20 years                                                 16,983
                                                                 ---------------
                Total by maturity                                 $     336,585
                                                                 ===============
       By class - statement value
            Class 1                                               $     251,272
            Class 2                                                      66,112
            Class 3                                                       4,253
            Class 4                                                       3,899
            Class 5                                                      10,631
            Class 6                                                         418
                                                                 ---------------
                 Total by class                                   $     336,585
                                                                 ===============

       Total publicly traded                                      $     309,011
       Total privately placed                                     $      27,574
Preferred stocks - statement value                                $          55
Common stocks - market value                                      $          15
Short-term investments - book value                               $       9,597
Options, caps & floors owned - statement value                    $           -
Options, caps & floors written and in force - statement value     $           -
Collar, swap & forward agreements open - statement value          $           -
Futures contracts open - current value                            $           -
Cash and cash equivalents                                         $       2,619

Life insurance in force:
       Industrial                                                 $           -
       Ordinary                                                   $      68,726
       Credit life                                                $     174,646
       Group life                                                 $      37,390

Amount of accidental death insurance in force under
       Ordinary policies                                          $           -

Life insurance policies with disability provisions in force:

       Industrial                                                 $           -
       Ordinary                                                   $           -
       Credit life                                                $           -
       Group life                                                 $           -

Supplemental contracts in force:
       Ordinary - not involving life contingencies
           Amount on deposit                                      $           -
           Income payable                                         $           -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)
                               ------------------

       Ordinary - involving life contingencies
           Income payable                                         $           -

       Group - not involving life contingencies
           Amount of deposit                                      $           -
           Income payable                                         $           -

       Group - involving life contingencies
           Income payable                                         $           -

Annuities:
       Ordinary
           Immediate - amount of income payable                   $       1,114
           Deferred - fully paid account balance                  $     640,029
           Deferred - not fully paid account balance              $          26

       Group
           Amount of income payable                               $           -
           Fully paid account balance                             $           -
           Not fully paid account balance                         $           -

Accident and health insurance - premiums in force
           Ordinary                                               $           -
           Group                                                  $           -
           Credit                                                 $          24

Deposit funds and dividend accumulations
       Deposit funds - account balance                            $           -
       Dividend accumulations - account balance                   $           -

Claim payments 2003
       Group accident and health
           2003                                                   $           -
           2002                                                   $           -
           2001                                                   $           -
           2000                                                   $           -
           1999                                                   $           -
           Prior                                                  $           -

       Other accident and health
           2003                                                   $           -
           2002                                                   $           -
           2001                                                   $           -
           2000                                                   $           -
           1999                                                   $           -
           Prior                                                  $           -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)
                               ------------------

       Other coverages that use developmental methods to
         calculate claim reserves
           2003                                                   $           3
           2002                                                   $           8
           2001                                                   $           2
           2000                                                   $           -
           1999                                                   $           -
           Prior                                                  $           -

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Notes to Financial Statements
       Statement of Investments as of December 31, 2003

The statutory financial statements and schedules of First Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of First Citicorp Life Insurance Company include:

       Balance Sheets (statutory basis) as of December 31, 2003 and 2002 Statements of Operations (statutory basis) for the years ended December 31, 2003 and 2002
       Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2003 and 2002
       Statements of Cash Flows (statutory basis) for the years ended
       December 31, 2003 and 2002
       Notes to Financial Statements (statutory basis)
       Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year ended December 31, 2003
       Summary Investment Schedule
       Supplemental Investment Risk Interrogatories

(b)    Exhibits


     EXHIBIT
      NUMBER      DESCRIPTION

       1. Certified resolution of the board of directors of First Citicorp Life Insurance Company (the "Company") establishing First Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

       2.         Not Applicable.

       3. Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

       4(a)       Contract Form.*

       4(b)       Individual Retirement Annuity Endorsement.*

       4(c)       403(b) Tax Sheltered Annuity Endorsement.*

       4(d) Annuity Contract Endorsement: Amendment of Annuity Income Option Tables.*

       4(e)       Variable Annuity Endorsement: Amendment of Contract
                  Provisions.***

       4(f)       Roth Individual Retirement Annuity Endorsement.****

       5.         Contract Application.**

       6(a)       Certificate of Incorporation of the Company.*

       6(b)       By-Laws of the Company.*

       7.         None.

       8(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and First Citicorp Life Insurance Company*

       8(b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and First Citicorp Life Insurance Company.**

       8(c) Participation Agreement Among MFS Variable Insurance Trust, First Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

       8(d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.**

       8(e) Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.**

       8(f) Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.**

       8(g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*

       8(h) Participation Agreement Among First Citicorp Life Insurance Company, First Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio. (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379 filed April 27, 2001.)

       9.         Opinion and Consent of Catherine S. Mulholland, Esq.
                  (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 9 to the Registration Statement filed May 1, 2000.)

      10.         Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11          Not Applicable.

      12.         None.

      14.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for Frederick W. Bradley, Jr., Elizabeth C. Craig, Carl W. Desch, George C. Kokulis, Glenn D. Lammey, Alice B.Leopold-Benintendi, Marla Berman Lewitus, Frederic Thomas, Jr., David A. Tyson and John W. Walbridge. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Sue B. Dorn and Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71377 filed April 26, 2002.)

* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-83354)

** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-83354).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 7 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-83354).

DIRECTORS

Frederick W. Bradley, Jr.              Elizabeth C. Craig

Sue B. Dorn                            George C. Kokulis

Glenn D. Lammey                        Alice B. Leopold-Benintendi

Marla Berman Lewitus                   Kathleen L. Preston

Frederic W. Thomas, Jr.                John M. Walbridge

David A. Tyson


OFFICERS

George C. Kokulis*                     President and Chief Executive Officer

Glenn D. Lammey*                       Chief Financial Officer


Kathleen L. Preston*                   Executive Vice President

Edward W. Cassidy*                     Vice President

Marla Berman Lewitus*                  Senior Vice President and General Counsel

David A. Tyson*                        Senior Vice President

Winifred Grimaldi*                     Senior Vice President

Richard Bush*                          Vice President - Taxes

David A. Golino*                       Vice President and Controller

Donald R. Munson, Jr.*                 Vice President

Judith A. Addazio**                    Treasurer

Elliot Wohl**                          Vice President

Linn K. Richardson*                    Second Vice President and Actuary

Ernest J. Wright**                     Vice President and Secretary

Kathleen A. McGah*                     Assistant Secretary


Principal Business Address:


*    One Cityplace, Hartford, CT 06103-3415

**   334 West 34th Street, New York, New York 10011

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2004, there were 6,910 Contract Owners.

ITEM 28.      INDEMNIFICATION

The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

(a) The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

(b) The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The

Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities and Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)  NAME AND PRINCIPAL                 POSITIONS AND OFFICES
     BUSINESS ADDRESS                   WITH UNDERWRITER
     ----------------                   ----------------

     Kathleen L. Preston       Board of Manager

     Glenn D. Lammey           Board of Manager

     William F. Scully III     Board of Manager

     Donald R. Munson, Jr.     Board of Manager, President, Chief Executive
                               Officer and Chief Operating Officer

     Tim W. Still              Vice President

     Anthony Cocolla           Vice President

     John M. Laverty           Treasurer and Chief Financial Officer

     Stephen E. Abbey          Chief Compliance Officer

     Alison K. George          Director and Chief Advertising Compliance Officer

     Stephen T. Mullin         Chief Compliance Officer

     Ernest J. Wright          Secretary

     Kathleen A. McGah         Assistant Secretary

     William D. Wilcox         Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)  Not Applicable

ITEM 30.      LOCATION BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street New York, New York and One Tower Square, Hartford, Connecticut

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 30th day of April, 2004.


              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                      FIRST CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)


                                 By: *GLENN D. LAMMEY
                                     -----------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,
                                     Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2004.



*FREDERICK W. BRADLEY, JR               Director
--------------------------------
(Frederick W. Bradley, Jr.)

*ELIZABETH C. CRAIG                     Director
--------------------------------
(Elizabeth C. Craig)

*SUE B. DORN                            Director
--------------------------------
(Sue B. Dorn)

*GEORGE C. KOKULIS                      Director, President and Chief Executive
--------------------------------        Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
--------------------------------        Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

ALICE B. LEOPOLD-BENINTENDI             Director
--------------------------------
(Alice B. Leopold-Benintendi)

*MARLA BERMAN LEWITUS                   Director
--------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
--------------------------------
(Kathleen L. Preston)

*FREDERIC W. THOMAS, JR.                Director
--------------------------------
(Frederic W. Thomas, Jr.)

*DAVID A. TYSON                         Director
--------------------------------
(David A. Tyson)

*JOHN M. WALBRIDGE                      Director
--------------------------------
(John M. Walbridge)


*By:   /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX


  EXHIBIT NO.    DESCRIPTION                                    METHOD OF FILING
  -----------    -----------                                    ----------------
      10.        Consent of KPMG LLP, Independent Auditors.      Electronically